[NUVEEN LOGO]
Municipal
Bond Funds


February 28, 1997


Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.



National



[Photo of Couple Appears Here]

Contents



 2  Dear Shareholder

 4  Answering Your Questions

 6  Municipal Bond Fund Overview

 8  Insured Municipal
    Bond Fund Overview

11  Financial Section

67  Shareholder Meeting Results

72  Shareholder Information

73  Fund Information

[Photo of Timothy R. Schwertfeger Appears Here]





Timothy R. Schwertfeger



Dear Shareholder

It is my pleasure to report to you on the performance of the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund, and to welcome new investors to our family of investments. Both of these funds rewarded investors during the fiscal year with consistent performance, earning Morningstar's highest two ratings for the one-year period ended March 31, 1997. The funds continued to deliver attractive, federally tax-free income while also preserving your capital. At the same time, the funds add a measure of stability to investor portfolios containing more volatile equity funds.

As of the fiscal year end, investors in the Nuveen Municipal Bond Fund's A shares were receiving tax-free dividends providing an annualized tax-free current yield on net asset value of 4.81%, while investors in the Nuveen Insured Municipal Bond Fund's A shares were receiving 4.65% annually. To receive these yields on an after-tax basis, investors in the 31% federal income tax bracket would have had to receive 6.97% and 6.74%, respectively, from comparable taxable investments.

Since our last report, Nuveen has undertaken a number of key strategic steps geared to enhancing our service to you. In January we acquired Flagship Resources Inc., a respected manager of municipal bond mutual funds, based in Dayton, Ohio. This added 19 mutual funds to the Nuveen family, giving investors an expanded array

"Since our last report, Nuveen has undertaken a number of key strategic steps geared to enhancing our service to you."


of tax-free investment solutions for their personal portfolios. As we increase our product offerings, we now offer you more flexibility to purchase fund shares according to your specific circumstances through expanded pricing options.

Nuveen also has created new equity and balanced funds to help investors keep more of what they have earned. In November we launched the Nuveen Growth and Income Stock Fund, a fund that seeks to provide superior stock market performance with moderated risk. Last month we introduced two new balanced mutual funds, each designed to provide investors an attractive combination of long-term growth potential and current income.

Nuveen prides itself on helping more than 1.3 million investors maintain the lifestyle they currently enjoy by providing quality investment solutions with reduced risk. Thank you for your continued confidence in Nuveen and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 14, 1997

Answering Your Questions

[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

What key economic factors affected these funds during the past year?
In the last 12 months, the bond market -- despite some fluctuations -- was relatively stable compared with recent years. Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.


Throughout the year, stock market euphoria focused investors' attention on stocks and brought record amounts of new money into stock funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types in the last year.


Given this market environment, how did the funds perform?
Both the Municipal Bond Fund and the Insured Municipal Bond Fund rewarded Class A investors with solid total returns on net asset value for the period, recording price changes and reinvested dividends of 5.26% and 4.04%, respectively. During the same period, the Lehman Brothers Municipal Bond Index, which does not incur operating expenses or transaction costs, reported a 5.51% total return.


What strategies did you employ to add value?
The fluctuations of 1996 created specific inefficiencies in the market, enabling Nuveen to uncover and take advantage of price discrepancies to improve fund portfolios. For example,

"We believe we will continue to find value in the municipal market over the next 12 months, giving prudent investors the attractive tax-free income they seek, while limiting the volatility inherent in an uncertain market."

we were able to enhance the durability of the funds' dividends by purchasing bonds with longer call protection. These bonds were less in demand as interest rates began to rise in 1996, creating a value investing opportunity. These bonds then appreciated in value more than other bonds as rates moved down during the year.

What other strategies did you employ
to enhance the funds' relative value?

In the case of the Municipal Bond Fund we generally made the funds more conservative on the credit and maturity fronts without sacrificing much in the way of yield. In 1996, tightening yield spreads between lower- and higher-rated paper made it possible to buy higher-rated bonds for almost the same yields. As a result, the portion of the fund's assets invested in AAA rated bonds rose.

What impact did interest rates have on performance?

Even with relative stability in 1996, interest rates continued to play a role in bond market performance. The Federal Reserve altered interest rates only once in 1996, with a 0.25% decrease in January, but anticipation of further moves kept the markets restless the remainder of the year. With one rate increase already approved this year, the concern about potential changes in monetary policy continues in 1997.

What is the current economic outlook?

A look at the current environment shows continued economic growth characterized by low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels. Although inflation remains at the same subdued levels it has exhibited over the past six years, the strength of the current economic expansion encouraged the Federal Reserve to make a preemptive strike against inflation's potential return. It raised short-term interest rates by 0.25% at the end of March. While the bond market had already anticipated and discounted much of the impact of this tightening, the Fed's action set off a decline in the equity market that in -- combination with the attractive yields currently available -- increased interest in municipal bonds on the part of investors looking to move out of stocks. We believe we will continue to find value in the municipal market over the next 12 months, giving prudent investors the attractive tax-free income they seek, while limiting the volatility inherent in an uncertain market.

Municipal Bond Fund
Overview

Credit Quality

[Pie Chart Appears Here]

AAA  36%
AA   38%
A    17%
BBB   7%
BB    1%
NR    1%

Diversification

[Pie Chart Appears Here]

Educational            1%
Escrowed Bonds        12%
General Obligations    7%
Utilities             20%
Other                  6%
Pollution Control      4%
Lease Rental           2%
Transportation         6%
Water and Sewer        9%
Housing               15%
Health Care           18%

Fund Highlights
-------------------------------------------------------------------------------
Share Class                                A         B         C              R
Inception Date                          6/95      2/97      6/95          11/76
-------------------------------------------------------------------------------
Net Asset Value (NAV)                  $9.24     $9.24     $9.23          $9.24
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Net Assets ($000)                                              $2,891,499
-------------------------------------------------------------------------------
Average Weighted Maturity (years)                                          20.5
-------------------------------------------------------------------------------
Duration (years)                                                            8.0
-------------------------------------------------------------------------------

Annualized Total Return/1/
-------------------------------------------------------------------------------
Share Class                   A(NAV)     A(Offer)         B         C         R
1-Year                         5.26%        0.84%     4.64%     4.64%     5.53%
-------------------------------------------------------------------------------
5-Year                         6.54%        5.63%     5.83%     5.74%     6.82%
-------------------------------------------------------------------------------
10-Year                        6.99%        6.53%     6.25%     6.19%     7.26%
-------------------------------------------------------------------------------

Tax-Free Yields
-------------------------------------------------------------------------------
Share Class                   A(NAV)     A(Offer)         B         C         R
Dist Rate                      5.06%        4.85%     4.35%     4.55%     5.26%
-------------------------------------------------------------------------------
SEC 30-Day Yld                 4.81%        4.61%     4.04%     4.24%     5.01%
-------------------------------------------------------------------------------
Taxable Equiv Yld/2/           6.97%        6.68%     5.86%     6.14%     7.26%
-------------------------------------------------------------------------------

1 Class R Share returns are actual. Class A, B and C Share returns are actual for the period since class inception; returns prior to class inception are Class R Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class B Shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the total returns. Class C Shares have a 1% CDSC for redemptions within one year, which is not reflected in the 1-year total return.

2 Based on the SEC yield and on a federal income tax rate of 31%; represents the income needed from a taxable investment necessary to equal the income of the Nuveen fund on an after-tax basis.

                                                      Nuveen Municipal Bond Fund
                                                               February 28, 1997



* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.20%) and all ongoing fund expenses.

+ The Nuveen Municipal Bond Fund paid a capital gains distribution of $0.0453 per share per share in December 1996.

[Line graph appears here]

--------------------------------------------------------------------------------
Index Comparison*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
$25,000

--------------------------------------------------------------------------------
20,000

--------------------------------------------------------------------------------
15,000

--------------------------------------------------------------------------------
10,000

--------------------------------------------------------------------------------
 5,000
       February 1987                                           February 1997

----Lehman Brothers Municipal Bond Index  $20,863
----Nuveen Municipal Bond Fund (NAV)      $19,654
----Nuveen Municipal Bond Fund (Offer)    $18,828
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
Dividend History (A Shares)/+/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 .050

--------------------------------------------------------------------------------
 .040

--------------------------------------------------------------------------------
 .030

--------------------------------------------------------------------------------
 .020

--------------------------------------------------------------------------------
 .010

--------------------------------------------------------------------------------
   0
       March 1, 1996                                          February 28, 1997

[PLOT POINTS TO COME]

                     Insured Municipal Bond Fund Overview

Credit Quality

                           [PIE CHART APPEARS HERE]

                                  AAA   98%
                                   AA    1%
                                  BBB    1%

Diversification

                           [PIE CHART APPEARS HERE]

                            Pollution Control    4%
                            Lease Rental        13%
                            Transportation       4%
                            Utilities            6%
                            Health Care         20%
                            Housing              2%
                            Water and Sewer      8%
                            Escrowed Bonds      17%
                            Other                3%
                            Educational          7%
                            General Obligations 16%

Fund Highlights

---------------------------------------------------------------------
Share Class                             A        B        C        R
Inception Date                       9/94     2/97     9/94    12/86
Net Asset Value (VAV)              $10.82   $10.82   $10.72   $10.78
---------------------------------------------------------------------

---------------------------------------------------------------------
Total Net Assets ($000)                                     $806,531
Average Weighted Maturity (years)                               21.5
Duration (years)                                                 7.8
---------------------------------------------------------------------

Annualized Total Return/1/

---------------------------------------------------------------------
Share Class            A(NAV)    A(Offer)        B        C        R
1-Year                  4.04%      -0.32%    3.40%    3.48%    4.38%
5-Year                  7.26%       6.34%    6.46%    6.35%    7.47%
10-Year                 7.40%       6.94%    6.63%    6.55%    7.64%
---------------------------------------------------------------------

Tax-Free Yields

---------------------------------------------------------------------
Share Class            A(NAV)    A(Offer)        B        C        R
Dist Rate               5.10%       4.89%    4.38%    4.53%    5.29%
SEC 30-Day Yld          4.65%       4.45%    3.85%    4.05%    4.83%
Taxable Equiv Yld/7/    6.74%       6.45%    5.58%    5.87%    7.00%
---------------------------------------------------------------------

/1/Class R Share returns are actual. Class A, B and C Share returns are actual for the period since class inception; returns prior to class inception are Class R Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sale charge. Class B Shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the total returns. Class C Shares have a 1% CDSC for redemptions within one year, which is not reflected in the 1-year total return.

/2/Based on the SEC yield and on a federal income tax rate of 31%; represents the income needed from a taxable investment necessary to equal the income of the Nuveen fund on an after-tax basis.

                                              Nuveen Insured Municipal Bond Fund
                                                 February 28, 1997 Annual Report


*The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.20%) and all ongoing fund expenses.

+The Nuveen Insured Municipal Bond Fund paid a capital gains distribution of $0.0376 per share in December 1996.

Index Comparison*
[LINE GRAPH APPEARS HERE]

[PLOT POINTS TO COME]

--Lehman Brothers Municipal Bond Index        $20,863
--Nuveen Insured Municipal Bond Fund (NAV)    $20,427
--Nuveen Insured Municipal Bond Fund (Offer)  $19,569

Dividend History (A Shares)
[BAR CHART APPEARS HERE]

[PLOT POINTS TO COME]

                               Financial Section








                                   Contents

                               12  Portfolio of Investments

                               49  Statement of Net Assets

                               50  Statement of Operations

                               51  Statement of Changes in Net Assets

                               53  Notes to Financial Statements

                               61  Financial Highlights

                               66  Report of Independent Public
                                   Accountants

                Portfolio of Investments
                Municipal Bond

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Alaska -- 1.5%

 $ 3,885,000    Alaska Housing Finance Corporation, Insured Mortgage          6/97 at 100       Aa1  $ 3,893,936
                  Program Bonds, 1978 First Series, 6.375%, 12/01/07

  14,500,000    Alaska Housing Finance Corporation, Insured Mortgage         12/03 at 102       Aa1   14,304,540
                  Program Bonds, 1993 First Series, 5.800%, 12/01/18

                Alaska Housing Finance Corporation, Insured Mortgage
                Program Bonds, 1990 First Series:
   3,290,000       7.650%, 12/01/10                                          12/00 at 102       Aa1    3,348,036
   9,860,000       7.800%, 12/01/30                                          12/00 at 102       Aa1   10,071,004

  12,375,000    Alaska Housing Finance Corporation, Collateralized           12/03 at 102       Aaa   12,172,174
                  Home Mortgage Bonds, 1990 Series A,
                  5.850%, 6/01/25
----------------------------------------------------------------------------------------------------------------
                Arizona -- 2.7%

   7,750,000    Arizona Board of Regents, Arizona State University,           7/02 at 101        AA    7,887,175
                  System Revenue Refunding Bonds, Series 1992-A,
                  5.750%, 7/01/12

  20,350,000    Salt River Project Agricultural Improvement and Power         1/02 at 100        Aa   19,603,359
                  District, Arizona, Salt River Project Electric System
                  Revenue Bonds, 1992 Series C, 5.500%, 1/01/28

   9,145,000    Salt River Project Agricultural Improvement and Power         7/97 at 100        Aa    8,862,145
                  District, Arizona, Salt River Project Electric System
                  Revenue Bonds, 1973 Series A, 5.000%, 1/01/10

                Salt River Project Agricultural Improvement and Power
                District, Electric System Revenue Refunding Bonds,
                1993 Series C:
   5,000,000      4.900%, 1/01/08                                             1/04 at 102        Aa    4,943,800
  36,820,000      4.750%, 1/01/17                                             1/04 at 100        Aa   32,873,632

   4,570,000    The Industrial Development Authority of the City of           9/97 at 102       Aaa    4,773,548
                  Scottsdale, Arizona, Hospital Revenue Refunding
                  Bonds (Scottsdale Memorial Hospital),
                  Series 1987 A, 8.500%, 9/01/07
----------------------------------------------------------------------------------------------------------------
                Arkansas -- 0.4%

  11,210,000    Jefferson County, Arkansas, Hospital Refunding                7/03 at 102         A   11,767,249
                  Revenue Bonds, Series 1993, 6.000%, 7/01/06
----------------------------------------------------------------------------------------------------------------
                California -- 14.5%

  18,970,000    California Health Facilities Financing Authority, Insured     7/04 at 102       Aaa   17,917,165
                  Health Facility Refunding Revenue Bonds (Catholic
                  Healthcare West) 1994 Series A, 5.000%, 7/01/14

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                California -- continued

 $38,795,000    California Statewide Communities Development                  7/03 at 102        Aa  $37,003,835
                  Authority, Certificates of Participation, St. Joseph
                  Health System Obligated Group, 5.500%, 7/01/23

                California Statewide Communities Development
                Authority, Insured Health Facilities Revenue,
                Certificates of Participation (UniHealth America),
                1993 Series A:
  11,500,000      5.500%, 10/01/14                                           10/03 at 102       Aaa   11,435,255
  20,000,000      5.750%, 10/01/25                                           10/03 at 102       Aaa   19,846,200

  12,000,000    State Public Works Board of the State of California          11/04 at 102       Aaa   14,128,440
                  Lease Revenue Bonds (Department of Corrections),
                  1994 Series A (California State Prison--
                  Monterey County (Soledad II)), 7.000%, 11/01/19
                  (Pre-refunded to 11/01/04)

                State of California, Department of Water Resources,
                Central Valley Project, Water System Revenue Bonds,
                Series L:
  15,515,000      5.700%, 12/01/16                                        6/03 at 101 1/2        Aa   15,527,877
   9,500,000      5.750%, 12/01/19                                       12/03 at 101 1/2        Aa    9,513,775
  12,250,000      5.500%, 12/01/23                                       12/03 at 101 1/2        Aa   11,808,755

  21,000,000   State of California, Department of Water Resources,           12/03 at 101        Aa   18,132,240
                 Central Valley Project, Water System Revenue
                 Bonds, Series M, 4.875%, 12/01/27

  15,725,000   Central Joint Powers Health Financing Authority,               2/03 at 102      Baa1   14,616,702
                 Certificates of Participation, Series 1993 (Community
                 Hospitals of Central California), 5.250%, 2/01/13

   9,000,000    East Bay Municipal Utility District (Alameda and              6/03 at 102       Aaa    8,116,650
                  Contra Costa Counties, California), Water System
                  Subordinated Revenue Refunding Bonds,
                  Series 1993A, 5.000%, 6/01/21

                Foothill/Eastern Transportation Corridor Agency,
                Toll Road Revenue Bonds Series 1995A:
  45,000,000      0.000%, 1/01/23                                            No Opt. Call       Baa    8,879,400
  15,000,000      6.000%, 1/01/34                                             1/05 at 102       Baa   14,899,350

  17,040,000    Los Angeles Convention and Exhibition Center                  8/03 at 102       Aaa   16,521,984
                  Authority, Lease Revenue Bonds, 1993 Refunding
                  Series A, The City of Los Angeles (California),
                  5.125%, 8/15/13

                Portfolio of Investments
                Municipal Bond -- continued

   Principal                                                               Optional Call                  Market
      Amount    Description                                                  Provisions*  Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                California -- continued
 $17,575,000    Department of Water and Power of the City of                 4/02 at 102         Aa  $18,693,297
                 Los Angeles, California, Water Works Revenue Bonds,
                 Issue of 1992, 6.500%, 4/15/32

  16,000,000    The City of Los Angeles (California), Wastewater             6/03 at 102        Aaa   15,987,520
                 System Revenue Bonds, Series 1993-B,
                 5.700%, 6/01/23

  15,615,000    The City of Los Angeles, California, Wastewater System      11/03 at 102        Aaa   14,459,802
                 Revenue Bonds, Series 1993-D, 5.200%, 11/01/21

  15,750,000    Los Angeles County, Metropolitan Transportation              7/03 at 102        AA-   15,506,978
                 Authority, Proposition A, Sales Tax Revenue
                 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

                Los Angeles County Metropolitan Transit Authority,
                Proposition C Sales Tax Revenue Second Senior
                Bonds,Series 1993-B:
  17,185,000     4.750%, 7/01/18                                             7/03 at 102        Aaa   15,000,443
   8,000,000     5.250%, 7/01/23                                             7/03 at 102        Aaa    7,414,080

                Los Angeles County Sanitation Districts Financing
                Authority, Capital Projects Revenue Bonds,
                1993 Series A (Senior Ad Valorem Obligation Bonds):
  10,500,000     5.375%, 10/01/13                                           10/03 at 102         Aa   10,185,630
  20,750,000     5.000%, 10/01/23                                           10/03 at 100         Aa   18,602,790

  31,360,000    Los Angeles County Transportation Commission                 7/02 at 102        Aaa   35,465,338
                 (California) Proposition C Sales Tax Revenue
                 Bonds, Second Senior Bonds, Series 1992-A,
                 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

   5,000,000    The Metropolitan Water District of Southern                  7/02 at 102         Aa    4,840,400
                 California, Water Revenue Bonds, Issue of 1992,
                 5.500%, 7/01/19

  22,405,000    Northern California Power Agency, Hydroelectric              7/98 at 102          A   23,517,856
                 Project Number One Revenue Bonds, Refunding
                 Series E, 7.150%, 7/01/24

  12,600,000    Sacramento County Sanitation Districts Financing            12/03 at 102         Aa   10,804,248
                 Authority, 1993 Revenue Bonds, 4.750%, 12/01/23

   8,050,000    The Regents of the University of California, Refunding       9/02 at 102         A-    9,131,276
                 Revenue Bonds (Multiple Purpose Projects),
                 Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

                                                                                    Nuveen Municipal Bond Funds
                                                                                February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Colorado -- 1.7%

 $29,175,000    Colorado Housing and Finance Authority, Single-              11/01 at 102        Aa  $30,897,784
                  Family Housing Revenue Refunding Bonds,
                  1991 Series A, 7.250%, 11/01/31

  17,850,000    Platte River Power Authority Power Revenue                    6/97 at 102        Aa   18,332,664
                  Crossover Refunding Series, 1987-AA(Junior Lien),
                  6.875%, 6/01/16
----------------------------------------------------------------------------------------------------------------
                Connecticut -- 0.1%

     830,000    Connecticut Housing Finance Authority, Housing               11/00 at 102        Aa      834,963
                  Mortgage Finance Program Bonds, 1990 Series B,
                  1990 Subseries B1, 7.550%, 11/15/08

   2,970,000    Connecticut Resources Recovery Authority,                 7/97 at 101 1/2         A    3,025,153
                  Bridgeport Resco Company, L.P. Project Bonds,
                  Series B, 8.625%, 1/01/04
----------------------------------------------------------------------------------------------------------------
                District of Columbia -- 0.3%

   7,470,000    Capitol Hill Towers, Inc., First Mortgage Revenue             7/97 at 102       N/R    7,647,188
                  Bonds (FHA Insured Mortgage--Section 8
                  Assisted Elderly Housing), 8.500%, 1/01/22
----------------------------------------------------------------------------------------------------------------
                Florida -- 2.9%

   4,500,000    Dade County Health Facilities Authority (Florida),           12/99 at 102       Aaa    4,748,220
                  Hospital Revenue Bonds, Series 1987 (Mount Sinai
                  Medical Center Project), 8.400%, 12/01/07
                  (Pre-refunded to 12/01/99)

  31,000,000    Hillsborough County Industrial Development                    5/02 at 103        AA   36,061,990
                  Authority, Pollution Control Revenue Refunding
                  Bonds (Tampa Electric Company Project)
                  Series 1992, 8.000%, 5/01/22

   9,300,000    Jacksonville Electric Authority (Jacksonville,Florida),  10/99 at 101 1/2       Aa1    9,842,376
                  St. Johns River Power Park System Special
                  Obligation Bonds, First Crossover Series,
                  6.500%, 10/01/14

  25,000,000    Orlando Utilities Commission, Water and Electric             10/99 at 100        Aa   22,507,000
                  Subordinated Revenue Bonds, Series 1989D,
                  5.000%, 10/01/23

   8,005,000    City of Pensacola Health Facilities Authority, Health     1/98 at 101 1/2       Aaa    8,394,603
                  Facilities Revenue Refunding Bonds, Series 1988
                  (Daughters of Charity National Health System
                  Sacred Heart Hospital of Pensacola, Florida),
                  7.750%, 1/01/03 (Pre-refunded to 1/01/98)

                Portfolio of Investments
                Municipal Bond -- continued

   Principal                                                                Optional Call                     Market
      Amount    Description                                                   Provisions*    Ratings**         Value
--------------------------------------------------------------------------------------------------------------------
                Florida -- continued

$  1,420,000    The Elderly Housing Corporation of Sarasota, Inc.             7/97 at 103          N/R  $  1,467,314
                  (Elderly Housing Project for the Sarasota Housing
                  Authority) First Mortgage Revenue Bonds,
                  Series 1978, 7.500%, 7/01/09
--------------------------------------------------------------------------------------------------------------------
                Hawaii -- 0.3%

   8,000,000    Department of Budget and Finance of the State of              7/01 at 102          Aaa     9,140,640
                  Hawaii, Special Purpose Revenue Bonds, Kapiolani
                  Health Care System Obligated Group, (Pali Momi
                  Medical Center Project), Series 1991, 7.650%,
                  7/01/19 (Pre-refunded to 7/01/01)
--------------------------------------------------------------------------------------------------------------------
                Illinois -- 18.3%

   8,500,000    Illinois Development Finance Authority, Revenue and           2/00 at 102         Baa2     9,587,150
                  Refunding Bonds, Series 1990A (Columbus-Cuneo-
                  Cabrini Medical Center), 8.500%, 2/01/15
                  (Pre-refunded to 2/01/00)

  17,075,000    Illinois Educational Facilities Authority, Revenue            7/03 at 102          Aa1    16,528,600
                  Refunding Bonds, The University of Chicago,
                  Series 1993B, 5.600%, 7/01/24

  10,000,000    Illinois Health Facilities Authority, Revenue Bonds,         10/02 at 102          Aaa    10,294,700
                  Series 1992 (Highland Park Hospital),
                  6.200%, 10/01/22

   6,115,000    Illinois Health Facilities Authority Revenue Refunding       10/03 at 102            A     5,764,305
                  Bonds, Series 1993 (Illinois Masonic Medical
                  Center), 5.500%, 10/01/19

  34,120,000    Illinois Health Facilities Authority, Revenue Bonds,         11/03 at 102          Aaa    32,082,354
                  Series 1993 (Rush-Presbyterian-St. Luke's Medical
                  Center Obligated Group), 5.500%, 11/15/25

   7,275,000    Illinois Health Facilities Authority, Revenue Bonds,          3/04 at 102          Aaa     7,396,056
                  Series 1994 (Southern Illinois Hospital Services),
                  5.850%, 3/01/14

  54,900,000    Illinois Health Facilities Authority, Revenue Bonds,          8/04 at 102           Aa    55,829,457
                  Series 1994A (Northwestern Memorial Hospital),
                  6.000%, 8/15/24

  15,000,000    Illinois Health Facilities Authority, FHA Insured             2/06 at 102          Aaa    15,246,600
                  Mortgage Revenue Bonds, Series 1996 (Sinai
                  Health System), 6.000%, 2/15/24

  21,670,000    State of Illinois, Build Illinois Bonds (Sales Tax            6/01 at 100          AAA    22,251,623
                  Revenue Bonds),Series O, 6.000%, 6/15/18

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                  Provisions*  Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Illinois -- continued

$ 14,200,000    State of Illinois, Build Illinois Bonds (Sales Tax           6/03 at 102        AAA  $ 13,308,382
                  Revenue Bonds), Series S, 5.250%, 6/15/18

  15,100,000    State of Illinois, General Obligation Bonds, Series         10/02 at 102        AA-    16,372,326
                   of March 1992 (Full Faith and Credit),
                   6.200%, 10/01/04

                State of Illinois, General Obligation Bonds, Series of
                August 1992 (Full Faith and Credit):
  14,750,000      5.875%, 6/01/10                                            6/02 at 102        AA-    15,151,348
   5,000,000      5.875%, 6/01/11                                            6/02 at 102        AA-     5,112,000

  10,000,000    State of Illinois, General Obligation Bonds, Series of       4/03 at 102        AA-     9,969,000
                  April 1993 (Full Faith and Credit), 5.700%, 4/01/18

                The Illinois State Toll Highway Authority, Toll Highway
                Priority Revenue Bonds, 1992 Series A:
  20,000,000      6.450%, 1/01/13                                            1/03 at 102         A1    21,058,600
   8,655,000      6.200%, 1/01/16                                            1/03 at 102        Aaa     9,049,928

  16,270,000    City of Chicago, General Obligation Bonds (Emergency         1/03 at 102        Aaa    15,647,673
                  Telephone System) Series 1993, 5.625%, 1/01/23

   7,880,000    City of Chicago, General Obligation Bonds, Project           1/04 at 102        Aaa     7,381,669
                  Series 1993, 5.250%, 1/01/18

  22,175,000    Chicago Metropolitan Housing Development                     7/02 at 102         AA    23,103,467
                  Corporation, Housing Development Revenue
                  Refunding Bonds -- (FHA-Insured Mortgage Loans --
                  Section 8 Assisted Projects) Series 1992B,
                  6.900%, 7/01/22

   7,965,000    City of Chicago, Motor Fuel Tax Revenue Bonds,               1/03 at 101        Aaa     7,227,122
                  Refunding Series 1993, 5.000%, 1/01/16

  57,400,000    City of Chicago (Illinois), Chicago-O'Hare International     1/04 at 102         A1    53,576,586
                  Airport, General Airport Revenue Refunding Bonds,
                  1993 Series A, 5.000%, 1/01/16
  18,710,000    City of Chicago (Illinois), Chicago-O'Hare International     1/04 at 102        Aaa    17,027,410
                  Airport, General Airport Second Lien, Revenue
                  Refunding Bonds, 1993 Series C, 5.000%, 1/01/18

  22,335,000    City of Chicago, Water Revenue Bonds, Series 1995,          11/06 at 102        Aaa    20,842,352
                  5.000%, 11/01/15

  25,380,000    The County of Cook, Illinois, General Obligation Bonds,     11/03 at 100        Aaa    22,371,709
                  Series 1993A, 5.000%, 11/15/23

                Portfolio of Investments


   Principal                                                                Optional Call                 Market
      Amount    Description                                                  Provisions*  Ratings**        Value
-----------------------------------------------------------------------------------------------------------------
                Illinois -- continued

$ 17,300,000    DuPage Water Commission (DuPage, Cook                        3/02 at 100        Aaa  $ 17,393,074
                  and Will Counties, Illinois) General Obligation
                  Water Refunding Bonds, Series 1992,
                  5.750%, 3/01/11

   9,500,000    DuPage Water Commission (DuPage, Cook                        5/03 at 102        Aa1     9,232,290
                  and Will Counties, Illinois) Water Refunding
                  Revenue Bonds, Series 1993, 5.250%, 5/01/14

   2,000,000    Village of Hazel Crest, Illinois, Hospital Facilities        7/97 at 102        AAA     2,076,740
                  Refunding and Improvement Bonds (South Suburban
                  Hospital Foundation Project), Series 1987, 9.125%,
                  7/01/17 (Pre-refunded to 7/01/97)

                Metropolitan Pier and Exposition Authority (Illinois),
                McCormick Place Expansion Project Bonds, Series 1992A:
   5,000,000      0.000%, 6/15/17                                           No Opt. Call        Aaa     1,557,400
  56,180,000      6.500%, 6/15/27 (Pre-refunded to 6/15/03)                  6/03 at 102        Aaa    62,813,734

   5,000,000    Regional Transportation Authority, Cook, DuPage, Kane,       6/03 at 102        Aaa     5,110,300
                  Lake, McHenry and Will Counties, Illinois, General
                  Obligation Refunding Bonds, Series 1993C,
                  5.800%, 6/01/13

                The Elderly Housing Corporation of Zion, Illinois, Housing
                Development Revenue Bonds, (Dell-Zion Associates
                Section 8 Assisted Project) Series 1978:
      85,000      7.250%, 3/01/98                                            3/97 at 102          A        86,074
   1,705,000      7.750%, 3/01/10                                            3/97 at 102          A     1,751,154
-------------------------------------------------------------------------------------------------------------------
                Indiana -- 3.1%

  49,600,000    Indiana Health Facilities Financing Authority, Hospital     11/03 at 102         AA    48,520,208
                  Revenue Bonds (Daughters of Charity) Series 1993,
                  5.750%, 11/15/22

  11,590,000    Indiana Health Facility Financing Authority, Hospital        9/02 at 102        Aaa    12,435,838
                  Revenue Refunding Bonds, Series 1992A (Methodist
                  Hospital of Indiana, Inc.), 5.750%, 9/01/11

  12,550,000    Indiana State Office Building Commission, Capital            7/97 at 102        Aaa    13,017,990
                  Complex Revenue Bonds, Series 1987 (State Office
                  Building II Facility), 8.750%, 7/01/12
                  (Pre-refunded to 7/01/97)

  10,100,000    Indiana State Office Building Commission Correctional       12/01 at 102         A1    10,600,859
                  Facilities Program, Revenue Bonds, Series 1991,
                  6.375%, 7/01/16

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                            Optional Call                     Market
      Amount    Description                                               Provisions*     Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Indiana -- continued

$  2,500,000    The Indianapolis Local Public Improvement Bond Bank,      2/03 at 102            A+  $ 2,735,525
                  Series 1992D Bonds, 6.750%, 2/01/20

   2,430,000    Southwind Housing, Inc., 7.125%, 11/15/21                No Opt. Call           N/R    2,882,831
----------------------------------------------------------------------------------------------------------------
                Iowa -- 0.3%

   3,720,000    Iowa Housing Finance Authority, Single Family         8/97 at 100 1/2           Aaa    3,744,515
                  Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08

   3,815,000    City of Davenport, Iowa, Hospital Facility Revenue        7/02 at 102           Aaa    4,159,838
                  Bonds (Mercy Hospital Project), Series 1992,
                  6.625%, 7/01/14
----------------------------------------------------------------------------------------------------------------
                Kentucky -- 3.2%

   3,330,000    Kentucky Housing Corporation, Housing Revenue Bonds,      7/01 at 102           Aaa    3,523,773
                  (FHA Insured/VA Guaranteed) 1991 Series A,
                  7.250%, 1/01/17

                Kentucky Housing Corporation, Housing Revenue
                Bonds, 1993 Series B (Federally Insured or
                Guaranteed Mortgage Loans):
  17,600,000      5.300%, 7/01/10                                         1/04 at 102           Aaa   17,252,752
  14,400,000      5.400%, 7/01/14                                         1/04 at 102           Aaa   14,019,696

                The Turnpike Authority of Kentucky, Resource
                Recovery Road Revenue Refunding Bonds,
                1987 Series A:
   9,860,000      8.000%, 7/01/03                                         7/97 at 102            A+   10,203,227
   8,980,000      5.000%, 7/01/08                                         7/97 at 100            A+    8,793,036

  34,500,000    County of Carroll, Kentucky, Collateralized Pollution     9/02 at 102           Aa2   39,203,730
                  Control Revenue Bonds (Kentucky Utilities
                  Company Project) 1992 Series A, 7.450%, 9/15/16
----------------------------------------------------------------------------------------------------------------
                Maine -- 0.8%

                Maine State Housing Authority, Mortgage Purchase
                Bonds, 1994 Series A:
  13,650,000      5.650%, 11/15/20                                        2/04 at 102           AA-   13,335,095
  10,000,000      5.700%, 11/15/26                                        2/04 at 102           AA-    9,747,600
----------------------------------------------------------------------------------------------------------------
                Maryland -- 0.2%

   5,000,000    Community Development Administration Maryland             1/07 at 102            Aa    5,035,600
                  Department of Housing and Community
                  Development, Housing Revenue Bonds,
                  Series 1996A, 5.875%, 7/01/16

                Portfolio of Investments
                Municipal Bond -- continued

   Principal                                                                Optional Call                     Market
      Amount    Description                                                   Provisions*    Ratings**         Value
--------------------------------------------------------------------------------------------------------------------
                Massachusetts -- 3.1%

$ 15,000,000    Massachusetts Bay Transportation Authority,                   8/00 at 102          Aaa  $ 16,881,600
                  Certificates of Participation, 1990 Series A,
                  7.650%, 8/01/15 (Pre-refunded to 8/01/00)

                Massachusetts Water Resources Authority, General
                Revenue Bonds, 1990 Series A:
   6,500,000      7.500%, 4/01/16 (Pre-refunded to 4/01/00)                   4/00 at 102          Aaa     7,228,845
   9,605,000      6.000%, 4/01/20                                             4/00 at 100            A     9,648,607

                Massachusetts Water Resources Authority, General
                Revenue Refunding Bonds, 1993 Series B:
  14,765,000      5.250%, 3/01/13                                             3/03 at 102            A    14,329,580
  10,795,000      5.000%, 3/01/22                                             3/03 at 100            A     9,655,804

  24,650,000    Massachusetts Water Resources Authority, General             12/04 at 102            A    22,925,979
                  Revenue Bonds, 1993 Series C, 5.250%, 12/01/20

   7,670,000    The Commonwealth of Massachusetts, General                   No Opt. Call           A1     7,742,482
                  Obligation Refunding Bonds, 1993 Series C,
                  4.700%, 8/01/02
--------------------------------------------------------------------------------------------------------------------
                Michigan -- 4.9%

                Michigan State Hospital Finance Authority, Hospital
                Revenue and Refunding Bonds (The Detroit Medical
                Center Obligated Group), Series 1993B:
  19,585,000      5.750%, 8/15/13                                             8/04 at 102            A    19,247,355
  59,250,000      5.500%, 8/15/23                                             8/04 at 102            A    56,207,513

   3,000,000    Michigan State Hospital Finance Authority, Hospital          10/05 at 100          Baa     3,275,940
                  Revenue Refunding Bonds (Genesys Health System
                  Obligated Group), Series 1995A, 7.500%, 10/01/27

  10,000,000    Michigan State Housing Development Authority,                10/02 at 102           A+    10,360,900
                  Rental Housing Revenue Bonds, 1992 Series A,
                  6.600%, 4/01/12

  12,080,000    Michigan State Housing Development Authority,                 4/04 at 102          Aaa    12,138,830
                  Rental Housing Revenue Bonds, 1994 Series B,
                  5.700%, 4/01/12

  15,000,000    School District of the City of Detroit, Wayne County,         5/06 at 102          Aaa    14,988,150
                  Michigan, School Building and Site Improvement
                  Bonds (Unlimited Tax General Obligation),
                  Series 1996A, 5.700%, 5/01/25

   5,000,000    City of Detroit, Michigan, Sewage Disposal System             7/97 at 102          AAA     5,177,150
                  Revenue Refunding Bonds, Series 1987,
                  8.250%, 7/01/05 (Pre-refunded to 7/01/97)

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                  Provisions*  Ratings**        Value
-----------------------------------------------------------------------------------------------------------------
                Michigan -- continued

$ 16,805,000    Hospital Finance Authority of the City of St. Joseph,        1/04 at 102        Aaa  $ 15,927,779
                  Revenue Refunding Bonds (Mercy Memorial
                  Medical Center Obligated Group) Series 1993,
                  5.250%, 1/01/16

   5,000,000    Regents of the University of Michigan, Hospital              6/97 at 100         Aa     5,009,350
                  Revenue Refunding Bonds, Series 1986A,
                  6.625%, 12/01/10
-----------------------------------------------------------------------------------------------------------------
                Minnesota -- 0.4%

   2,430,000    Minnesota Housing Finance Agency, Housing                    8/97 at 101         Aa     2,458,188
                  Development Bonds, 1977 Series A,
                  6.250%, 2/01/20

   9,760,000    Minnesota Housing Finance Agency, Rental Housing             2/05 at 102        Aaa     9,906,595
                  Bonds, 1995 Series D, 5.800%, 8/01/11
-----------------------------------------------------------------------------------------------------------------
                Missouri -- 0.8%

  15,750,000    Health and Educational Facilities Authority of the      10/99 at 102 1/2       BBB+    17,477,775
                  State of Missouri, Health Facilities Refunding
                  and Improvement Revenue Bonds (Heartland Health
                  System's Project) Series 1989, 8.125%, 10/01/10

   6,195,000    Missouri Housing Development Commission, Housing         3/97 at 101 1/2        AA+     6,304,961
                  Development Bonds, Series B 1979, (Federally
                  Insured Mortgage Bonds), 7.000%, 9/15/22
-----------------------------------------------------------------------------------------------------------------
                Nebraska -- 1.3%

  33,860,000    Consumers Public Power District, Nebraska, Nuclear           7/97 at 100         A1    33,908,758
                  Facility Revenue Bonds, 1968 Series,
                  5.100%, 1/01/03

   2,340,000    Hospital Authority No. 1 of Hall County, Nebraska,           6/97 at 103         AA     2,414,529
                  Hospital Facility Revenue Bonds (Lutheran
                  Hospitals and Homes Society Grand Island Project)
                  Series 1977, 6.750%, 12/01/07
-----------------------------------------------------------------------------------------------------------------
                Nevada -- 0.3%

   8,630,000    City of Reno, Nevada, Insured Hospital Revenue               5/03 at 102        Aaa     8,800,701
                  Bonds (St. Mary's Regional Medical Center),
                  Series 1993A, 5.800%, 5/15/13

                Portfolio of Investments
                Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                  Provisions*  Ratings**        Value
-----------------------------------------------------------------------------------------------------------------
                New Hampshire -- 0.3%

$  8,500,000    The Industrial Development Authority of the State of        12/01 at 103       Baa3  $  9,020,625
                  New Hampshire, Pollution Control Revenue Bonds
                  (Central Maine Power Company Project, 1984
                  Series B), 7.375%, 5/01/14
-----------------------------------------------------------------------------------------------------------------
                New Jersey -- 0.4%

  10,750,000    New Jersey Housing and Mortgage Finance Agency,              5/02 at 102         A+    11,565,710
                  Housing Revenue Bonds, 1992 Series A,
                  6.950%, 11/01/13
-----------------------------------------------------------------------------------------------------------------
                New York -- 7.5%

   8,400,000    Dormitory Authority of the State of New York, Beth          11/05 at 102        Aaa     8,721,216
                  Israel Medical Center Revenue Bonds, Series 1996,
                  6.000%, 11/01/15

   8,000,000    New York Local Government Assistance Corporation             4/02 at 102        Aaa     9,061,520
                  (A Public Benefit Corporation of the State
                  of New York), Series 1991D Bonds,
                  7.000%, 4/01/18 (Pre-refunded to 4/01/02)

                New York State Housing Finance Agency, Health
                Facilities Revenue Bonds (New York City),
                1990 Series A Refunding:
  16,160,000      8.000%, 11/01/08 (Pre-refunded to 11/01/00)               11/00 at 102        Aaa    18,468,294
   3,330,000      8.000%, 11/01/08                                          11/00 at 102       BBB+     3,717,379

   7,525,000    Power Authority of the State of New York, General            1/03 at 102         Aa     7,110,072
                  Purpose Bonds, Series CC, 5.250%, 1/01/18

  11,490,000    State of New York Mortgage Agency, Mortgage                  4/97 at 102         Aa    11,737,265
                  Revenue Bonds, Eighth Series A, 6.875%, 4/01/17

  10,725,000    Battery Park City Authority, Senior Revenue Refunding       11/03 at 102         AA     9,972,105
                  Bonds, Series 1993A, 5.000%, 11/01/13

  16,270,000    Municipal Assistance Corporation for the City of New         7/97 at 102         Aa    16,796,497
                  York, New York, Series 59 Bonds, 7.750%, 7/01/06

  14,250,000    Municipal Assistance Corporation for the City of New         7/97 at 100         Aa    14,314,838
                  York, New York, Series 60 Bonds, 6.000%, 7/01/08

  18,565,000    Municipal Assistance Corporation for the City of New         7/97 at 102         Aa    19,090,018
                  York, New York, Series 62 Bonds, 6.750%, 7/01/06

   2,350,000    The City of New York, General Obligation Bonds,             No Opt. Call       Baa1     2,459,111
                  Fiscal 1996 Series C, 6.000%, 8/15/04

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                  Provisions*  Ratings**        Value
-----------------------------------------------------------------------------------------------------------------
                New York -- continued

$  5,000,000    The City of New York, General Obligation Bonds,         11/97 at 101 1/2        Aaa  $  5,224,700
                  Fiscal 1988 Series A, 8.125%, 11/01/06
                  (Pre-refunded to 11/01/97)

   8,000,000    The City of New York, General Obligation Bonds,              8/03 at 102       Baa1     7,891,760
                  Fiscal 1994 Series D, 5.750%, 8/15/11

   8,525,000    The City of New York, General Obligation Bonds,          8/02 at 101 1/2        Aaa     9,505,972
                  Fiscal 1992 Series C, Fixed Rate Bonds, Subseries
                  C-1, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)

  14,000,000    The City of New York, General Obligation Bonds,              2/05 at 101       Baa1    14,575,960
                  Fiscal 1995 Series F, 6.625%, 2/15/25

                The City of New York, General Obligation Bonds,
                Fiscal 1996 Series G:
   7,500,000      5.900%, 2/01/05                                           No Opt. Call       Baa1     7,768,125
  12,655,000      5.750%, 2/01/17                                        2/06 at 101 1/2       Baa1    12,126,401

                The City of New York, General Obligation Bonds,
                Fiscal 1994 Series C:
   1,925,000      4.875%, 10/01/01                                          No Opt. Call       Baa1     1,966,580
   6,485,000      4.875%, 10/01/01                                          No Opt. Call        Aaa     6,625,076

  15,620,000    The City of New York General Obligation Bonds,           8/06 at 101 1/2       Baa1    15,416,471
                  Fiscal 1997, Series E, 6.000%, 8/01/16

   8,600,000    New York City Municipal Water Finance Authority,         6/02 at 101 1/2          A     8,728,312
                  Water and Sewer Revenue Bonds, Fiscal 1993
                  Series A, 6.000%, 6/15/17

   5,000,000    Triborough Bridge and Tunnel Authority (New York),           1/04 at 100         Aa     4,368,100
                  General Purpose Revenue Bonds, Series 1994A,
                  4.750%, 1/01/19
-----------------------------------------------------------------------------------------------------------------
                North Carolina -- 3.3%

  17,290,000    North Carolina Eastern Municipal Power Agency,               1/98 at 102        Aaa    18,247,866
                  Power System Revenue Bonds, Refunding Series
                  1988A, 8.000%, 1/01/21 (Pre-refunded to 1/01/98)

  68,150,000    North Carolina Eastern Municipal Power Agency,               1/03 at 102       Baa1    68,878,524
                  Power System Revenue Bonds, Refunding Series
                   1993B, 6.250%, 1/01/12

   5,545,000    North Carolina Municipal Power Agency Number 1,              1/98 at 102        Aaa     5,805,393
                  Catawba Electric Revenue Refunding Bonds,
                  Series 1988, 7.625%, 1/01/14

                23

                          Portfolio of Investments
                          Municipal Bond -- continued

  Principal                                                               Optional Call                  Market
     Amount     Description                                                 Provisions*   Ratings**       Value
----------------------------------------------------------------------------------------------------------------
                North Carolina -- continued

                Housing Authority of the City of Wilmington,
                North Carolina, First Mortgage Revenue Bonds,
                Series 1979:
$   115,000       7.750%, 6/01/98                                           6/97 at 100          AA  $   120,437
  1,195,000       7.750%, 6/01/10                                           6/97 at 100          AA    1,247,222
----------------------------------------------------------------------------------------------------------------
                Oklahoma -- 0.3%

  5,375,000     The Comanche County Hospital Authority (Lawton,             7/99 at 102         AAA    5,939,698
                  Oklahoma), Hospital Revenue Bonds, Series 1989,
                  8.050%, 7/01/16 (Pre-refunded to 7/01/99)

  2,970,000     Midwest City Memorial Hospital Authority (Midwest           4/02 at 102        BBB+    3,376,385
                  City, Oklahoma) Hospital Revenue Bonds Series
                  1992, 7.375%, 4/01/12 (Pre-refunded to 4/01/02)
----------------------------------------------------------------------------------------------------------------
                Pennsylvania -- 3.4%

                Pennsylvania Housing Finance Agency, Multi-Family
                Housing Refunding Bonds (Federal Housing
                Administration Insured Mortgage Loans)
                Issue FHA -- 1992:
  4,025,000       8.100%, 7/01/13                                           7/02 at 102         AAA    4,396,991
 16,830,000       8.200%, 7/01/24                                           7/02 at 102         AAA   18,420,603

 22,500,000    Pennsylvania Housing Finance Agency, Rental Housing          7/03 at 102         Aaa   22,497,975
                 Refunding Bonds, Issue 1993, 5.750%, 7/01/14

 16,600,000    Pennsylvania Intergovernmental Cooperation Authority,        6/03 at 100         Aaa   14,918,918
                 Special Tax Revenue Refunding Bonds (City of
                 Philadelphia Funding Program), Series of 1993A,
                 5.000%, 6/15/22

 10,000,000    Lehigh County Industrial Development Authority,              9/04 at 102         Aaa   10,812,300
                 Pollution Control Revenue Refunding Bonds, 1994
                 Series B (Pennsylvania Power & Light Company
                 Project), 6.400%, 9/01/29

  9,300,000    City of Philadelphia, Pennsylvania, Airport Revenue          6/97 at 100          A-    9,369,750
                 Bonds, Series 1978, Philadelphia International
                 Airport, 6.200%, 6/15/06

               City of Philadelphia, Pennsylvania, Water and Sewer
               Revenue Bonds, Sixteenth Series:
 10,000,000      7.500%, 8/01/10 (Pre-refunded to 8/01/01)                  8/01 at 102         AAA   11,405,200
  7,000,000      7.000%, 8/01/18 (Pre-refunded to 8/01/01)                  8/01 at 100         AAA    7,731,640

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Rhode Island -- 0.2%

 $ 7,595,000    Rhode Island Convention Center Authority,                     5/03 at 100       Aaa  $ 6,740,563
                  Refunding Revenue Bonds, 1993 Series B,
                  5.000%, 5/15/20
----------------------------------------------------------------------------------------------------------------
                South Carolina -- 0.7%

  20,750,000    Piedmont Municipal Power Agency, Electric Revenue             1/98 at 102       Aaa   21,686,240
                  Bonds, 1988 Refunding Series A, 7.400%, 1/01/18
----------------------------------------------------------------------------------------------------------------
                Texas -- 4.1%

                City of Austin, Texas, Water, Sewer and
                Electric Refunding Revenue Bonds, Series 1982:
     300,000      14.000%, 11/15/01 (Pre-refunded to 5/15/99)                 5/99 at 100         A      354,939
  18,415,000      14.000%, 11/15/01                                          No Opt. Call         A   23,613,680
   4,000,000      11.000%, 11/15/02 (Pre-refunded to 5/15/97)                 5/97 at 100       Aaa    4,062,160

  29,500,000    Brazos River Authority (Texas) Collateralized Revenue         8/00 at 102       Aaa   29,822,140
                  Refunding Bonds (Houston Lighting & Power
                  Company Project) Series 1995, 5.800%, 8/01/15

  24,800,000    Harris County, Texas, Toll Road Senior Lien Revenue           8/04 at 102       Aaa   24,645,992
                  Refunding Bonds, Series 1994, 5.300%, 8/15/13

   7,000,000    Harris County Health Facilities Development                   2/01 at 102        Aa    7,528,220
                  Corporation (Texas) Hospital Revenue Bonds
                  (St. Luke's Episcopal Hospital Project),
                  Series 1991A, 6.750%, 2/15/21

                City of San Antonio, Texas, Electric and Gas Systems
                Revenue Improvement Bonds, New Series 1988:
   5,000,000      8.000%, 2/01/09 (Pre-refunded to 2/01/98)                   2/98 at 102       Aaa    5,294,350
   3,500,000      8.000%, 2/01/16 (Pre-refunded to 2/01/98)                   2/98 at 102       Aaa    3,706,045

  16,000,000    City of San Antonio, Texas, Electric and Gas Systems          2/02 at 101       Aa1   14,666,720
                  Revenue Refunding Bonds, New Series 1992,
                  5.000%, 2/01/17

   5,615,000    City of San Antonio, Texas (Bexar County, Texas)          5/97 at 101 1/2       Aaa    5,740,888
                  Prior Lien Sewer System Revenue Improvement
                  Bonds, Series 1987, 7.900%, 5/01/14
                  (Pre-refunded to 5/01/97)
----------------------------------------------------------------------------------------------------------------
                Utah -- 3.3%

                Intermountain Power Agency (Utah), Power Supply
                Revenue Refunding Bonds, 1993 Series A:
   6,300,000      5.500%, 7/01/13                                             7/03 at 103        Aa    6,169,905
  44,990,000      5.000%, 7/01/23                                             7/03 at 100        Aa   40,018,605

                Portfolio of Investments
                Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Utah -- continued

$ 16,260,000    Intermountain Power Agency (Utah) Power Supply                7/97 at 102        Aa  $16,741,946
                   Revenue Bonds, Series 1987B, 7.200%, 7/01/19

  30,000,000    Intermountain Power Agency Power Supply Revenue               7/97 at 102       Aaa   29,941,200
                   Refunding Bonds, 1997 Series B,
                   5.750%, 7/01/19 (WI)

   1,615,000    Layton, Utah, Industrial Development Revenue Bonds            6/97 at 100       Ba3    1,616,518
                   (C.D.I. Ltd. Project -- K Mart Guaranteed),
                   8.750%, 6/01/05
----------------------------------------------------------------------------------------------------------------
                Vermont -- 0.1%

     235,000    University of Vermont and State Agricultural College,         7/97 at 101        A1      238,156
                   Housing, Dining and Student Services Facilities
                   System Bonds, Lot 1, Series 1969-A,
                   6.300%, 7/01/06
----------------------------------------------------------------------------------------------------------------
                Virginia -- 3.8%

  50,000,000    Virginia Housing Development Authority,                       1/02 at 102       Aa1   52,085,000
                   Commonwealth Mortgage Bonds, 1992 Series A,
                   7.150%, 1/01/33

   3,275,000    Virginia Housing Development Authority, Multi-Family          5/97 at 101       AA+    3,315,152
                   Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21

                Virginia Housing Development Authority, Multi-Family
                Housing Bonds, 1993 Series C:
  19,080,000       5.550%, 5/01/08                                            5/03 at 102       AA+   19,177,880
  28,075,000       5.900%, 5/01/14                                            5/03 at 102       AA+   28,490,229

   6,240,000    Chesapeake Hospital Authority, Virginia, Hospital             7/98 at 102       Aaa    6,669,624
                   Facility Revenue Bonds (Chesapeake General
                   Hospital), Series 1988, 7.625%, 7/01/18
                   (Pre-refunded to 7/01/98)

     870,000    Industrial Development Authority of the City of              No Opt. Call       N/R      873,811
                   Chesapeake, Medical Facility Insured-Mortgage
                   Revenue Bonds (Medical Facilities of America XIV
                   Project), Series 1979, 7.500%, 9/01/01
----------------------------------------------------------------------------------------------------------------
                Washington -- 6.9%

                Washington Public Power Supply System, Nuclear
                Project No. 1 Refunding Revenue Bonds, Series 1993A:
  14,260,000       7.000%, 7/01/07                                           No Opt. Call       Aa1   16,218,468
  18,500,000       5.750%, 7/01/13                                            7/03 at 102       Aa1   18,257,465
  10,000,000       5.700%, 7/01/17                                            7/03 at 102       Aaa    9,816,200

                26

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Washington -- continued

 $ 7,805,000    Washington Public Power Supply System, Nuclear               No Opt. Call       Aa1  $ 8,926,266
                   Project No. 1 Refunding Revenue Bonds,
                   Series 1993B, 7.000%, 7/01/09

   5,000,000    Washington Public Power Supply System, Nuclear               No Opt. Call       Aa1    5,766,900
                   Project No. 1 Refunding Revenue Bonds,
                   Series 1989B, 7.125%, 7/01/16

  10,000,000    Washington Public Power Supply System, Nuclear                7/03 at 102       Aa1    9,474,600
                   Project No. 1 Refunding Revenue Bonds,
                   Series 1993C, 5.375%, 7/01/15

   8,835,000    Washington Public Power Supply System, Nuclear                7/03 at 102       Aa1    8,574,368
                   Project No. 3 Refunding Revenue Bonds, Series
                   Series 1993B, 5.700%, 7/01/18

                Washington Public Power Supply System, Nuclear
                Project No. 3 Refunding Revenue Bonds, Series 1993C:
   9,180,000       5.300%, 7/01/10                                            7/03 at 102       Aa1    8,943,064
  51,070,000       5.375%, 7/01/15                                            7/03 at 102       Aa1   48,287,706
  11,545,000       5.500%, 7/01/18                                            7/03 at 102       Aa1   10,927,343

   6,450,000    Public Utility District No. 1 of Chelan County, Rocky         7/97 at 100        A1    6,335,190
                   Reach Hydro-Electric System Revenue Bonds,
                   Series of 1968, 5.125%, 7/01/23

  24,745,000    Public Utility District No. 1 of Chelan County, Rocky         7/97 at 100        A1   24,718,770
                   Reach Hydro-Electric System Revenue Bonds,
                   Series of 1957, 5.000%, 7/01/13

   1,495,000    Columbia Storage Power Exchange, Columbia                     4/97 at 100        Aa    1,495,762
                   Storage Power Exchange Revenue Bonds,
                   3.875%, 4/01/03

  16,250,000    Public Utility District No. 1 of Douglas County,              9/97 at 101        A+   14,144,812
                   Washington, Wells Hydroelectric Revenue Bonds,
                   Series of 1963, 4.000%, 9/01/18

   7,250,000    Municipality of Metropolitan Seattle, Sewer                   1/03 at 102       Aaa    7,385,574
                   Refunding Revenue Bonds, Series Y,
                   5.700%, 1/01/12
----------------------------------------------------------------------------------------------------------------
                Wisconsin -- 4.3%

  13,700,000    Wisconsin Health and Educational Facilities Authority,       11/01 at 102       Aaa   14,164,155
                   Revenue Bonds, Series 1991 (Columbia Hospital, Inc.),
                   6.250%, 11/15/21

   9,830,000    Wisconsin Health and Educational Facilities Authority,        6/02 at 102       Aaa   10,185,060
                   Health Facilities Revenue Bonds (SSM Health Care),
                   Series 1992AA, 6.250%, 6/01/20

                27

                Portfolio of Investments
                Municipal Bond -- continued

     Principal                                                              Optional Call                    Market
        Amount  Description                                                   Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
                Wisconsin -- continued

$    6,000,000  Wisconsin Health and Educational Facilities Authority,       12/02 at 102       Aaa  $    6,094,080
                  Revenue Bonds, Series 1992A (Meriter Hospital, Inc.),
                  6.000%, 12/01/22

    18,500,000  Wisconsin Health and Educational Facilities Authority,        8/03 at 102       Aaa      16,887,354
                  Revenue Bonds, Series 1993 (Aurora Health Care
                  Obligated Group), 5.250%, 8/15/23

     3,750,000  Wisconsin Health and Educational Facilities Authority,       10/04 at 102       Aaa       3,840,862
                  Revenue Bonds, Series 1994A (Froedtert Memorial
                  Lutheran Hospital, Inc.), 5.875%, 10/01/13

    32,000,000  Wisconsin Health and Educational Facilities Authority,        5/06 at 102       Aaa      31,358,080
                  Revenue Bonds, Series 1996 (Aurora Medical Group,
                  Inc. Project), 5.750%, 11/15/25

     4,500,000  Wisconsin Housing and Economic Development                    No Opt.Call         A       4,585,274
                  Authority, Insured Mortgage Revenue Refunding
                  Bonds, 1977 Series A, 5.800%, 6/01/17

     8,500,000  Wisconsin Housing and Economic Development                    4/02 at 102        A1       9,046,464
                  Authority, Multi-Family Housing Revenue Bonds,
                  1992 Series B, 7.050%, 11/01/22

    28,200,000  Wisconsin Housing and Economic Development                   12/03 at 102        A1      28,235,531
                  Authority, Housing Revenue Bonds, 1993 Series C,
                  5.800%, 11/01/13
-------------------------------------------------------------------------------------------------------------------
$2,914,200,000  Total Investments -- (cost $2,729,224,394) -- 99.7%                                   2,885,058,766
==============-----------------------------------------------------------------------------------------------------
                Temporary Investments in Short Term Municipal Securities -- 0.2%

$    5,800,000  Massachusetts Health and Educational Facilities Authority,                   VMIG-1       5,800,000
                  (Capital Asset Program), Variable Rate Demand Bonds,
                  3.450%, 1/01/35+
==============-----------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.1%                                                       640,110
                ---------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                   $2,891,498,876
                ===================================================================================================

                                                     Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report

          Summary of Ratings** - Portfolio of Investments (excluding temporary investments)


     Standard                               Number of       Market      Market
     & Poor's               Moody's         Securities      Value      Percent
--------------------------------------------------------------------------------
            AAA                       Aaa       83     $1,079,628,869     36%
   AA+, AA, AA-         Aa1, Aa, Aa2, Aa3       71      1,088,034,131     38
             A+                        A1       16        253,264,606      9
          A, A-                 A, A2, A3       18        233,709,860      8
BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3       17        215,933,638      7
   BB+, BB, BB-         Ba1, Ba, Ba2, Ba3        1          1,616,518      1
      Non-rated                 Non-rated        4         12,871,144      1
--------------------------------------------------------------------------------
Total                                          210     $2,885,058,766    100%
================================================================================

 * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**    Ratings (not covered by the report of independent public accountants):
      Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

(WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                See accompanying notes to financial statements.

                Portfolio of Investments
                Insured Municipal Bond

   Principal                                                                Optional Call                 Market
      Amount    Description                                                  Provisions*  Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Alabama -- 8.2%

 $ 5,600,000    The Alabama Public Health Care Authority, Mortgage          10/06 at 102        Aaa  $ 5,738,656
                  Revenue Bonds, Series 1996, 6.000%, 10/01/25

   2,120,000    The Water Supply Board of the City of Albertville            3/02 at 102        Aaa    2,333,357
                  (Alabama) Water Revenue Bonds, Series 1992,
                  6.700%, 3/01/11

   3,500,000    City of Athens, Alabama, Electric Revenue Warrants,          6/05 at 102        Aaa    3,620,190
                  Series 1995, 6.000%, 6/01/25

   4,615,000    The Governmental Utility Services Corporation of the        12/99 at 102        Aaa    5,034,180
                  City of Auburn, Floating/Fixed Rate Wastewater
                  Treatment Revenue Bonds, Series 1984 (Merscot-
                  Auburn Limited Partnership Project),
                  7.300%, 1/01/12

   1,875,000    The Special Care Facilities Financing Authority of the       1/01 at 102        Aaa    2,057,231
                  City of Birmingham -- Baptist Medical Centers
                  (Alabama), Revenue Bonds, Series 1991-A
                  (The Baptist Medical Centers), 7.000%, 1/01/21

   1,225,000    The Utilities Board of the City of Daphne (Alabama),         6/00 at 102        Aaa    1,346,275
                  Water, Gas and Sewer Revenue Refunding Bonds,
                  Series 1990B, 7.350%, 6/01/20

   6,750,000    The Public Building Authority of the City of Huntsville     10/05 at 102        Aaa    6,987,668
                  (Alabama), Municipal Justice and Public Safety
                  Center Lease Revenue Bonds, Series 1996A,
                  6.000%, 10/01/25

   2,000,000    Jefferson County, Alabama, Sewer Revenue Refunding           2/07 at 101        Aaa    1,965,700
                  Warrants, Series 1997-A, 5.625%, 2/01/22

   3,000,000    City of Madison (Alabama), General Obligation School         2/04 at 102        Aaa    3,199,350
                  Warrants, Series 1994, 6.250%, 2/01/19

   5,500,000    City of Madison (Alabama), General Obligation                4/05 at 102        Aaa    5,691,125
                  Warrants, Series 1995, 6.000%, 4/01/23

   3,000,000    Mobile County, Alabama, General Obligation Tax               2/00 at 102        Aaa    3,246,780
                  Pledge Warrants, Series 1991, 6.700%, 2/01/11
                  (Pre-refunded to 2/01/00)

  12,000,000    The Medical Clinic Board of the City of Montgomery,          3/06 at 102        Aaa   12,296,280
                  Alabama, Health Care Facility Revenue Bonds,
                  Jackson Hospital & Clinic, Series 1996, 6.000%,
                  3/01/26

   3,000,000    City of Muscle Schoals, Alabama, General Obligation          2/06 at 102        Aaa    3,062,580
                  Various Purpose Warrants, Series 1996, 5.900%,
                  8/01/25

                30

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Alabama -- continued

$  3,000,000    The Utilities Board of the City of Oneonta (Alabama),        11/04 at 102       Aaa  $ 3,395,280
                  Utility Revenue Bonds, Series 1994,
                  6.900%, 11/01/24

                West Morgan -- East Lawrence Water Authority, Water
                Revenue Bonds, Series 1994:
   2,200,000      6.800%, 8/15/19 (Pre-refunded to 8/15/04)                   8/04 at 102       Aaa    2,528,548
   3,000,000      6.800%, 8/15/25 (Pre-refunded to 8/15/04)                   8/04 at 102       Aaa    3,456,990
----------------------------------------------------------------------------------------------------------------
                Alaska -- 1.1%

   8,565,000    Alaska Housing Finance Corporation, Mortgage                  6/06 at 102       Aaa    8,668,979
                Revenue Bonds, 1996 Series A, 6.000%, 12/01/15
----------------------------------------------------------------------------------------------------------------
                Arizona -- 2.0%

   5,000,000    Navajo County, Arizona, Pollution Control Corporation,        8/03 at 102      Baa1    4,960,850
                  Pollution Control Revenue Refunding Bonds
                  (Arizona Public Service Company), 1993 Series A,
                  5.875%, 8/15/28

   6,000,000    Tempe Union High School District No. 213 of Maricopa          7/04 at 101       Aaa    6,343,680
                  County, Arizona, School Improvement and Refunding
                  Bonds, Series 1994, 6.000%, 7/01/10

   5,000,000    City of Tucson, Arizona, Water System Revenue Bonds,          7/06 at 101       Aaa    5,206,300
                  Series 1994-A (1996), 6.000%, 7/01/21
----------------------------------------------------------------------------------------------------------------
                California -- 11.9%

   5,000,000    California Health Facilities Financing Authority,             7/06 at 102       Aaa    5,108,900
                  Insured Health Facility Refunding Revenue Bonds,
                  (Mark Twain St. Joseph's HealthCare Corporation),
                  1996 Series A, 6.000%, 7/01/25

   2,500,000    State Public Works Board of the State of California,         12/03 at 102       Aaa    2,364,925
                  Lease Revenue Bonds (Department of Corrections),
                  1993 Series B (California State Prison -- Fresno
                  County, Coalinga), 5.375%, 12/01/19

  13,785,000    State Public Works Board of the State of California,         11/06 at 102       Aaa   13,627,162
                  Lease Revenue Refunding Bonds, (Department
                  of Corrections), Monterey County, (Soledad II),
                  5.625%, 11/01/19

   2,750,000    Anaheim Public Financing Authority, Lease Revenue             9/07 at 101       Aaa    2,485,890
                  Bonds, (Anaheim Public Improvements Project),
                  Senior Lease Revenue Bonds, 1997 Series A,
                  5.000%, 9/01/27

                Portfolio of Investments
                Insured Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                California -- continued

 $ 3,525,000    Brea Public Financing Authority (Orange County,               8/01 at 102       Aaa  $ 3,974,473
                 California), 1991 Tax Allocation Revenue Bonds,
                 Series A (Redevelopment Project AB),
                 7.000%, 8/01/15 (Pre-refunded to 8/01/01

  14,740,000    Los Angeles Convention and Exhibition Center Authority,       8/03 at 102       Aaa   13,984,722
                 Lease Revenue Bonds, 1993 Refunding Series A,
                 The City of Los Angeles (California),
                 5.375%, 8/15/18

  11,630,000    Los Angeles County Sanitation Districts Financing            10/03 at 102       Aaa   10,850,325
                 Authority, Capital Projects Revenue Bonds, 1993
                 Series A (Senior Ad Valorem Obligation Bonds),
                 5.250%, 10/01/19

                M-S-R Public Power Agency (California), San Juan
                Project Refunding Revenue Bonds, Series G:
   2,500,000     5.300%, 7/01/12 (WI)                                         7/07 at 101       Aaa    2,490,200
   2,500,000     5.375%, 7/01/13 (WI)                                         7/07 at 101       Aaa    2,491,725

  13,750,000    Ontario Redevelopment Financing Authority                     8/03 at 102       Aaa   14,438,875
                 (San Bernardino County, California) 1993 Revenue
                 Bonds (Ontario Redevelopment Project No. 1),
                 5.800%, 8/01/23

   5,295,000    County of Riverside, California (1994 Desert Justice         12/04 at 101       Aaa    5,538,305
                 Facility Project) Certificates of Participation,
                 6.000%, 12/01/12

   2,250,000    Sacramento Municipal Utility District, Electric               9/01 at 102       Aaa    2,496,375
                 Revenue Bonds, 1991 Series Y, 6.500%, 9/01/21
                 (Pre-refunded to 9/01/01)

   6,050,000    The Regents of the University of California Refunding         9/03 at 102       Aaa    5,432,658
                 Revenue Bonds (1989 Multiple Purpose Projects),
                 Series C, 5.000%, 9/01/23

  10,000,000    The Regents of the University of California, Revenue          9/02 at 102       Aaa   10,724,700
                 Bonds (Multiple Purpose Projects), Series D,
                  6.375%, 9/01/24
----------------------------------------------------------------------------------------------------------------
                Colorado -- 1.1%

   4,500,000    Board of Water Commissioners, City and County of             11/01 at 101       Aaa    4,913,145
                 Denver, Colorado, Certificates of Participation,
                 Series 1991, 6.625%, 11/15/11

   3,500,000    Jefferson County, Colorado, Refunding Certificates of        12/02 at 102       Aaa    3,878,140
                 Participation, 6.650%, 12/01/08

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Delaware -- 0.5%

$  3,600,000    Delaware Economic Development Authority, Pollution            5/02 at 102       Aaa  $ 3,966,480
                  Control Refunding Revenue Bonds (Delmarva
                  Power & Light Company Project) Series 1992B,
                  6.750%, 5/01/19
----------------------------------------------------------------------------------------------------------------
                District of Columbia --  1.1%

   2,500,000    District of Columbia (Washington, D.C.) General               6/00 at 102       Aaa    2,782,075
                  Obligation Bonds (Series 1990B), 7.500%, 6/01/10
                  (Pre-refunded to 6/01/00)

   6,000,000    District of Columbia (Washington, D.C.) General               6/04 at 102       Aaa    6,255,180
                  Obligation Bonds, Series 1994B, 6.100%, 6/01/11
----------------------------------------------------------------------------------------------------------------
                Florida -- 0.7%

                Florida Keys Aqueduct Authority, Water Revenue
                Refunding Bonds, Series 1991:
     920,000      6.750%, 9/01/21 (Pre-refunded to 9/01/01)                   9/01 at 101       Aaa    1,016,885
      80,000      6.750%, 9/01/21                                             9/01 at 101       Aaa       87,361

                Brevard County, Florida, Utility Revenue Bonds,
                Series 1985B:
   1,520,000      7.375%, 3/01/14 (Pre-refunded to 3/01/98)                   3/98 at 102       Aaa    1,605,302
     260,000      7.375%, 3/01/14                                             3/98 at 102       Aaa      272,880

   2,405,000    South Broward Hospital District (Florida) Hospital            5/03 at 102       Aaa    2,779,218
                  Revenue and Refunding Revenue Bonds,
                  Series 1993, 7.500%, 5/01/08
----------------------------------------------------------------------------------------------------------------
                Georgia -- 2.9%

   5,000,000    City of Albany (Georgia), Sewerage System Revenue             7/02 at 102       Aaa    5,593,200
                  Bonds, Series 1992, 6.625%, 7/01/17
                  (Pre-refunded to 7/01/02)

   5,000,000    Development Authority of Appling County (Georgia),            1/04 at 101       Aaa    5,631,500
                  Pollution Control Revenue Bonds (Oglethorpe
                  Power Corporation Hatch Project), Series 1994,
                  7.150%, 1/01/21

   2,250,000    Chatham County Hospital Authority, Hospital Revenue           1/01 at 102       Aaa    2,496,398
                  Bonds (Memorial Medical Center, Inc.) (Savannah,
                  Georgia), Series 1990A, 7.000%, 1/01/21
                  (Pre-refunded to 1/01/01)

   4,590,000    Marietta Development Authority, First Mortgage                9/05 at 102       Aaa    4,916,854
                  Revenue Bonds, (Life College, Inc.) Series 1995-B,
                  6.250%, 9/01/25

                Portfolio of Investments
                Insured Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Georgia -- continued

$  3,270,000    Development Authority of the City of Marietta, First          9/05 at 102       Aaa  $ 3,356,034
                  Mortgage Revenue Bonds (Life College, Inc.)
                  Series 1995A and Series 1995B, 5.950%, 9/01/19

   1,000,000    Municipal Electric Authority of Georgia, Project One          1/04 at 102       Aaa    1,102,950
                  Subordinated Bonds, Series 1994A,
                  6.500%, 1/01/26
----------------------------------------------------------------------------------------------------------------
                Illinois -- 13.8%

   6,685,000    Illinois Health Facilities Authority, Revolving Fund          2/99 at 103       Aaa    7,287,118
                  Pooled Financing Program, Methodist Health
                  Services Corporation, Peoria, 8.000%, 8/01/15

   3,000,000    Illinois Health Facilities Authority, Revenue Bonds,          8/04 at 102       Aaa    3,062,490
                  Series 1994A (The University of Chicago Hospitals
                  Project), 6.125%, 8/15/24

   4,500,000    Illinois Health Facilities Authority, Revenue Bonds,          5/04 at 102       Aaa    4,686,480
                  Series 1994 (Ingalls Health System Project),
                  6.250%, 5/15/24

   4,000,000    Illinois Health Facilities Authority, Health Care            11/04 at 102       Aaa    4,352,400
                  Facilities Revenue Bonds, Series 1995
                  (Northwestern Medical Faculty Foundation, Inc.),
                  6.500%, 11/15/15

   7,000,000    Illinois Health Facilities Authority, Revenue Bonds,          1/06 at 102       Aaa    7,113,680
                  (Carle Foundation), Series 1996, 6.000%, 1/01/27

   2,100,000    Illinois Health Facilities Authority, Ingalls Health          1/00 at 102       Aaa    2,285,136
                  System Revenue Bonds, Series 1989 (The Ingalls
                  Memorial Hospital Project), 7.000%, 1/01/19
                  (Pre-refunded to 1/01/00)

                Illinois Health Facilities Authority, Revenue Bonds
                Series 1988-B, (Community Provider Pooled
                Loan Program):
     169,000      7.900%, 8/15/03                                            No Opt. Call       Aaa      194,304
   1,181,000      7.900%, 8/15/03                                             3/97 at 102       Aaa    1,208,895

   5,000,000    State of Illinois General Obligation Bonds, Series of         8/04 at 102       AA-    5,039,300
                  August 1994, 5.875%, 8/01/19

                State of Illinois, General Obligation Bonds, Series of
                February 1995:
   3,065,000      6.100%, 2/01/19                                             2/05 at 102       Aaa    3,153,272
   5,545,000      6.100%, 2/01/20                                             2/05 at 102       Aaa    5,704,696

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                 Optional Call                  Market
      Amount    Description                                                    Provisions*  Ratings**        Value
------------------------------------------------------------------------------------------------------------------
                Illinois -- continued

 $ 5,000,000    The State of Illinois acting by the Department of              7/06 at 102         Aa  $ 4,901,900
                  Central Management Services for the benefit of
                  the Department of Public Aid, 5.650%, 7/01/17

   2,500,000    City of Chicago (Illinois), General Obligation Adjustable  7/02 at 101 1/2        Aaa    2,803,675
                  Rate Bonds, Central Public Library Project, Series C
                  of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

   5,000,000    City of Chicago, General Obligation Bonds, Project             1/02 at 102        Aaa    5,294,150
                  Series A of 1992, 6.250%, 1/01/12

   7,000,000    City of Chicago, Chicago-O'Hare International Airport          1/06 at 102        Aaa    7,024,780
                  Passenger Facility Charge Revenue Bonds,
                  Series 1996A, 5.625%, 1/01/14

   1,500,000    Public Building Commission of Chicago, Cook County,            1/98 at 102        Aaa    1,579,800
                  Illinois, Building Revenue Bonds, Series A of 1988
                  (Community College District No. 508),
                  7.700%, 1/01/08 (Pre-refunded to 1/01/98)

  21,300,000    Public Building Commission of Chicago (Illinois)              12/03 at 102        Aaa   21,076,350
                  Building Revenue Bonds, Series A of 1993
                  (Board of Education of the City of Chicago),
                  5.750%, 12/01/18

   6,540,000    Town of Cicero, Cook County, Illinois, General                12/04 at 102        Aaa    6,991,979
                  Obligation Corporate Purpose Bonds, Series 1994A,
                  6.400%, 12/01/14

   2,500,000    Community College District No 508, Cook County,               No Opt. Call        Aaa    3,198,950
                  Illinois, Certificates of Participation,
                  8.750%, 1/01/07

   2,370,000    Board of Governors of State Colleges and Universities          4/04 at 102        Aaa    2,564,008
                  (Illinois), Eastern Illinois University, Auxiliary
                  Facilities System Revenue Bonds, Series 1994A,
                  6.375%, 4/01/16

   4,170,000    Community Unit School District Number 200, McHenry             1/08 at 100        Aaa    4,214,661
                  County, Illinois, (Woodstock), School Bonds,
                  Series 1996A, 5.850%, 1/01/16

   2,500,000    The Board of Trustees of Northern Illinois University,         4/07 at 100        Aaa    2,472,625
                  Northern Illinois University, Auxiliary Facilities
                  System Revenue Bonds, Series 1996,
                  5.700%, 4/01/16

                Portfolio of Investments
                Insured Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Illinois -- continued

$  4,000,000    Regional Transportation Authority, Cook, DuPage,              6/03 at 102       Aaa  $ 3,991,600
                  Kane, Lake, McHenry and Will Counties, Illinois,
                  General Obligation Refunding Bonds,
                  Series 1993C, 5.850%, 6/01/23
----------------------------------------------------------------------------------------------------------------
                Indiana -- 5.1%

   3,750,000    City of Indianapolis, Indiana, Gas Utility System              6/02 a 102       Aaa    3,890,213
                  Revenue Bonds, Series 1992 A, 6.200%, 6/01/23

   5,000,000    Indiana Health Facility Financing Authority, Hospital         5/02 at 102       Aaa    5,296,750
                  Revenue Refunding and Improvement Bonds,
                  Series 1992 (Community Hospitals Projects),
                  6.400%, 5/01/12

   1,000,000    Indiana Municipal Power Agency, Power Supply                  1/00 at 102       Aaa    1,093,800
                  System Revenue Bonds, 1990 Series A,
                  7.100%, 1/01/15 (Pre-refunded to 1/01/00)

   5,000,000    Indiana Municipal Power Agency, Power Supply System           1/03 at 102       Aaa    5,111,800
                  Revenue Bonds, 1993 Series A, 6.125%, 1/01/19

   5,350,000    Jasper County, Indiana, Collateralized Pollution              7/01 at 102       Aaa    5,939,356
                  Control Refunding Revenue Bonds (Northern
                  Indiana Service Company Project), Series 1991,
                  7.100%, 7/01/17

   2,000,000    Lawrence Central High School Building Corporation,            7/00 at 102       Aaa    2,219,340
                  Marion County, Indiana, First Mortgage Bonds,
                  Series 1990, 7.250%, 7/01/08
                  (Pre-refunded to 7/01/00)

   3,300,000    Marion County Convention and Recreational Facilities          6/01 at 102       Aaa    3,687,816
                  Authority (Indiana), Excise Taxes Lease Rental
                  Revenue Bonds, Series 1991B, 7,000%, 6/01/21
                  (Pre-refunded to 6/01/01)

   2,250,000    Hospital Authority of Monroe County, Hospital Revenue         5/99 at 101       Aaa    2,387,700
                  Refunding Bonds, Series 1989 (Bloomington
                  Hospital Project), 7.125%, 5/01/11

   1,000,000    City of Princeton, Indiana, Pollution Control Refunding       3/00 at 102       Aaa    1,094,690
                  Revenue Bonds, 1990 Series (Public Service
                  Company of Indiana, Inc. Project C),
                  7.375%, 3/15/12

   3,170,000    Riley Elementary School Building Corporation, (Vigo           1/06 at 102       Aaa    3,129,773
                  County, Indiana), First Mortgage Bonds, Series
                  1996, 5.700%, 1/15/18

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions*  Ratings**       Value
----------------------------------------------------------------------------------------------------------------
                Indiana -- continued

$   2,000,00    Hospital Authority of St. Joseph County (Indiana),            8/01 at 102        Aaa $ 2,217,040
                  Fixed Rate Hospital Revenue Refunding Bonds,
                  Series 1991A (Memorial Hospital of South Bend
                  Project), 7.000%, 8/15/20

   2,190,000    Shelby County Jail Building Corporation, First Mortgage       7/02 at 102        Aaa   2,436,594
                  Bonds (Shelby County, Indiana), 6.500%, 7/15/09
                  (Pre-refunded to 7/15/02)

   2,265,000    Southwest Allen Multi School Bldg. Corp., First               1/02 at 101        Aaa   2,429,756
                  Mortgage Refunding Bonds, Series 1992 B,
                  Fort Wayne, Indiana, 6.375%, 1/15/09
----------------------------------------------------------------------------------------------------------------
                Iowa -- 0.4%

   3,450,000    Sewer Revenue Bonds, City of Iowa City, Johnson               7/06 at 100        Aaa   3,460,833
                  County, Iowa, 5.750%, 7/01/21
----------------------------------------------------------------------------------------------------------------
                Kentucky -- 0.9%

   6,170,000    Kentucky Economic Development Finance Authority,              2/07 at 102        AAA   6,033,766
                  Hospital Revenue and Refunding Revenue Bonds,
                  Series 1997, (Pikeville United Methodist Hospital
                  of Kentucky, Inc. Project), 5.700%, 2/01/28 (WI)

   1,000,000    Louisville and Jefferson County Metropolitan Sewer            5/00 at 102        Aaa   1,108,110
                  District (Commonwealth of Kentucky) Drainage
                  Revenue Bonds, Series 1989, 7.350%, 5/01/19
                  (Pre-refunded to 5/01/00)
----------------------------------------------------------------------------------------------------------------
                Louisiana -- 3.4%

   7,000,000    Louisiana Public Facilities Authority, Hospital Revenue       5/02 at 102        Aaa   7,849,450
                  Refunding Bonds (Southern Baptist Hospital
                  Project), Series 1992, 6.800%, 5/15/12
                  (Pre-refunded to 5/15/02)

   1,615,000    Louisiana Public Facilities Authority, Fixed Rate Health     12/98 at 102        Aaa   1,742,117
                  and Education Capital Facilities Revenue Bonds
                  (West Jefferson Medical Center), Series 1985D,
                  7.900%, 12/01/15

                State of Louisiana General Obligation Bonds,
                Series 1992-A:
   5,000,000      6.500%, 5/01/09                                             5/02 at 102        Aaa   5,471,700
   2,000,000      6.500%, 5/01/12                                             5/02 at 102        Aaa   2,188,680

   5,640,000    Orleans Parishwide School District, General                   3/06 at 100        Aaa   5,183,386
                  Obligation Bonds, Series 1996, 5.000%, 9/01/20

                Portfolio of Investments
                Insured Municipal Bond--continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------------------
                Louisiana--continued
 $ 4,750,000    Hospital Service District No. 1 of the Parish of              2/04 at 102       Aaa  $ 4,979,615
                 Tangipahoa, State of Louisiana, Hospital Revenue
                 Bonds (Series 1994), 6.250%, 2/01/24
------------------------------------------------------------------------------------------------------------------
                Maine--2.1%
   3,175,000    Maine Health and Higher Educational Facilities                7/04 at 102       Aaa    3,597,751
                 Authority, Revenue Bonds, Series 1994B,
                 7.000%, 7/01/24

  11,500,000    Maine Health and Higher Educational Facilities                7/05 at 102       Aaa   11,668,015
                 Authority, Revenue Bonds, Series 1995A,
                 5.875%, 7/01/25

                Town of Old Orchard Beach, Maine, 1992 General
                Obligation Bonds:
     750,000     6.650%, 9/01/09                                              9/02 at 103       Aaa      835,140
     500,000     6.650%, 9/01/10                                              9/02 at 103       Aaa      556,760
------------------------------------------------------------------------------------------------------------------
                Maryland--0.1%
   1,000,000    Morgan State University, Maryland, Academic Fees              7/00 at 102       Aaa    1,104,280
                 and Auxiliary Facilities Fees Revenue Bonds,
                 1990 Series A, 7.000%, 7/01/20
                 (Pre-refunded to 7/01/00)
------------------------------------------------------------------------------------------------------------------
                Massachusetts--3.3%
   1,250,000    Massachusetts Bay Transportation Authority,                   8/00 at 102       Aaa    1,406,800
                 Certificates of Participation, 1990 Series A,
                 7.650%, 8/01/15 (Pre-refunded to 8/01/00)

   2,000,000    Massachusetts Health and Educational Facilities               4/00 at 102       Aaa    2,212,780
                 Authority, Revenue Bonds, Capital Asset Program
                 Issue, Series F, 7.300%, 10/01/18
                 (Pre-refunded to 4/01/00)

   3,400,000    Massachusetts Health and Educational Facilities               7/02 at 102       Aaa    3,674,006
                 Authority, Revenue Bonds, New England Medical
                 Center Hospitals Issue, Series F, 6.625%, 7/01/25

   4,000,000    Massachusetts Health and Educational Facilities               7/02 at 102       Aaa    4,318,800
                 Authority, Revenue Bonds, South Shore Hospital
                 Issue, Series D, 6.500%, 7/01/22

   5,875,000    Massachusetts Health and Educational Facilities              11/03 at 102       AAA    5,384,555
                 Authority, Revenue Bonds, Cape Cod Health
                 Systems, Inc. Issue, Series A, 5.250%, 11/15/21

                                                    Nuveen Municipal Bond Funds
                                                February 28, 1997 Annual Report


   Principal                                                             Optional Call                    Market
      Amount    Description                                                Provisions*    Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Massachusetts -- continued

$  4,000,000    Massachusetts Health and Educational Facilities           10/05 at 102          Aaa  $ 4,083,040
                  Authority, Revenue Bonds, Berkshire Health
                  Systems Issue, Series D, 6.000%, 10/01/19

   3,500,000    City of Boston, Massachusetts, Revenue Bonds, Boston       8/00 at 102          Aaa    3,935,365
                  City Hospital (FHA Insured Mortgage), Series A,
                  7.625%, 2/15/21 (Pre-refunded to 8/15/00)

   1,150,000    City of Haverhill, Massachusetts, General Obligation       6/02 at 102          Aaa    1,282,308
                  Municipal Purpose Loan of 1992, Series A,
                  7.000%, 6/15/12
----------------------------------------------------------------------------------------------------------------
                Michigan -- 4.2%

   2,400,000    Michigan State Hospital Finance Authority, Hospital        9/02 at 102          Aaa    2,398,560
                  Revenue and Refunding Bonds (Henry Ford Health
                  System), Series 1992A, 5.750%, 9/01/17

   5,000,000    Michigan State Hospital Finance Authority, Hospital       11/06 at 102          Aaa    5,060,650
                  Revenue Bonds, (Sparrow Obligated Group), Series
                  1996, 5.900%, 11/15/26

   2,000,000    Michigan Strategic Fund Limited Obligation Refunding      12/01 at 102          Aaa    2,219,500
                  Revenue Bonds (The Detroit Edison Company Pollution
                  Control Bonds Project), Collateralized Series 1991DD,
                  6.875%, 12/01/21

   5,475,000    State of Michigan, State Trunk Line Fund Refunding Bonds, 10/02 at 100          Aaa    5,229,884
                  Series 1992B-2, 5.500%, 10/01/21

  12,130,000    City of Bay City, County of Bay, State of Michigan, 1991  No Opt. Call          Aaa    3,074,349
                  General Obligation Unlimited Tax Street Improvement
                  Bonds, 0.000%, 6/01/21

   5,000,000    Caledonia Community Schools, Counties of Kent, Allegan     5/02 at 102          Aaa    5,590,950
                  and Barry, State of Michigan, 1992 School Building and
                  Site and Refunding Bonds (General Obligation -- Unlimited
                  Tax), 6.700%, 5/01/22 (Pre-refunded to 5/01/02)

   2,500,000    Chelsea School District, Counties of Washtenaw and         5/05 at 101          Aaa    2,573,475
                  Jackson, State of Michigan, 1995 School Building and
                  Site Bonds (General Obligation -- Unlimited Tax),
                  6.000%, 5/01/19

   2,000,000    City of Detroit, Michigan, Sewage Disposal System          7/01 at 102          Aaa    2,209,600
                  Revenue Bonds, Series 1991, 6.625%, 7/01/21
                  (Pre-refunded to 7/01/01)



                Portfolio of Investments
                Insured Municipal Bond -- continued
   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Michigan -- continued

  $6,085,000    School District of the City of River Rouge, County of     5/03 at 101 1/2       Aaa  $5,901,294
                  Wayne, State of Michigan, 1993 School Building and
                  Site Bonds (General Obligation -- Unlimited Tax),
                  5.625%, 5/01/22
----------------------------------------------------------------------------------------------------------------
                Mississippi -- 1.5%

   5,460,000    Wilkinson County Mississippi, Industrial Development          8/06 at 102       Aaa   5,355,277
                  Authority, Certificates of Participation, (Wilkinson County
                  Correctional Facilities Project), Series 1996B,
                  5.600%, 8/01/16

   6,400,000    Medical Center Educational Building Corporation              12/04 at 102       Aaa   6,444,160
                  (Mississippi), Revenue Bonds, Series 1993 (University
                  of Mississippi Medical Center Project),
                  5.900%, 12/01/23
----------------------------------------------------------------------------------------------------------------
                Missouri -- 1.0%

   7,950,000    St. Louis Municipal Finance Corporation, City Justice         2/06 at 102       Aaa   8,185,320
                  Center, Leasehold Revenue Improvement Bonds, Series
                  1996A, (City of St. Louis, Missouri, Lessee),
                  5.950%, 2/15/16
----------------------------------------------------------------------------------------------------------------
                Nevada -- 0.6%

   2,500,000    County of Churchill, Nevada, Health Care Facilities           1/04 at 102       Aaa   2,545,225
                  Revenue Bonds (Western Health Care Network, Inc.),
                  Series 1994A, 6.000%, 1/01/24

   2,000,000    Clark County, Nevada, Industrial Development Refunding       10/02 at 102       Aaa   2,258,780
                  Revenue Bonds (Nevada Power Company Project)
                  Series 1992C, 7.200%, 10/01/22
----------------------------------------------------------------------------------------------------------------
                New Hampshire -- 0.4%

   2,850,000    New Hampshire Higher Educational and Health Facilities        7/02 at 102       Aaa   2,988,824
                  Authority, Revenue Refunding Bonds, University System
                  of New Hampshire Issue, Series 1992, 6.250%, 7/01/20
----------------------------------------------------------------------------------------------------------------
                New Jersey -- 0.4%

   1,480,000    New Jersey Housing and Mortgage Finance Agency,               4/98 at 103       Aaa   1,552,254
                  Home Mortgage Purchase Revenue Bonds, 1987 Series
                  B (Remarketing), 8.100%, 10/01/17

   1,890,000    Housing Finance Corporation of the Township of                4/05 at 100       Aaa   1,981,438
                  Pennsauken (Pennsauken, New Jersey), Section
                  8 Assisted Housing Revenue Bonds (Pennsauken
                  Housing Associates -- 1979 Elderly Project),
                  8.000%, 4/01/11

                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                New Mexico -- 1.0%
$  3,000,000    City of Albuquerque, New Mexico, Hospital System              8/97 at 102       Aaa   $3,097,380
                  Revenue Bonds, 1992 Series B (Presbyterian Healthcare
                  Services), 6.600%, 8/01/07

   4,445,000    City of Farmington, New Mexico, Pollution Control Revenue    12/02 at 102       Aaa    4,774,908
                  Refunding Bonds, 1992 Series A (Public Service
                  Company of New Mexico, San Juan and Four Corners
                  Projects), 6.375%, 12/15/22
----------------------------------------------------------------------------------------------------------------
                New York -- 9.8%
   8,375,000    Dormitory Authority of the State of New York, Mount Sinai     7/04 at 102       Aaa    7,633,310
                  School of Medicine, Insured Revenue Bonds, Series
                  1994A, 5.000%, 7/01/21

   6,530,000    New York State Medical Care Facilities Finance Agency,        8/02 at 102       Aaa    6,586,615
                  Mental Health Services Facilities Improvement
                  Revenue Bonds, 1992 Series D, 5.900%, 8/15/22
                Metropolitan Transportation Authority, Commuter
                Facilities Revenue Bonds, Series 1992B:

   4,955,000      6.250%, 7/01/17                                             7/02 at 102       Aaa   5,239,318

   6,925,000      6.250%, 7/01/22                                             7/02 at 102       Aaa   7,309,476

   5,000,000    Metropolitan Authority, Commuter Facilities Revenue       7/04 at 101 1/2       Aaa    5,410,550
                  Bonds, Series 1994A, 6.375%, 7/01/18

     285,000    The City of New York, General Obligation Bonds, Fiscal    8/02 at 101 1/2       Aaa      313,377
                  1992 Series C, 6.625%, 8/01/12

   5,715,000    The City of New York, General Obligation Bonds, Fiscal    8/02 at 101 1/2       Aaa    6,372,625
                  1992 Series C, Fixed Rate Bonds, Subseries C-1,
                  6.625%, 8/01/12 (Pre-refunded to 8/01/02)

   3,010,000    The City of New York, General Obligation Bonds, Fiscal    5/03 at 101 1/2       Aaa    3,095,093
                  1993 Series E, 6.000%, 5/15/16

   3,750,000    The City of New York, General Obligation Bonds, Fiscal    2/02 at 101 1/2       Aaa    4,144,575
                  1992 Series B, 7.000%, 2/01/18

   6,330,000    New York City Municipal Water Finance Authority, Water        6/01 at 101       Aaa    6,897,237
                  and Sewer System Revenue Bonds, Fiscal 1992
                  Series A,  6.750%, 6/15/16

   2,025,000    New York City Municipal Water Finance Authority, Water    6/99 at 101 1/2       Aaa    2,173,412
                  and Sewer System Revenue Bonds, Fiscal 1990
                  Series A, 6.750%, 6/15/14 (Pre-refunded to 6/15/99)

   4,470,000    New York City Municipal Water Finance Authority,          6/02 at 101 1/2       Aaa    4,466,826
                  Water and Sewer System Revenue Bonds,
                  Fiscal 1993  Series A, 5.750%, 6/15/18

                Portfolio of Investments
                Insured Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                New York -- continued

$  3,900,000    New York City Transit Authority, Transit Facilities          No Opt. Call       Aaa  $ 3,820,908
                  Refunding Revenue Bonds, Series 1993 (Livingston
                  Plaza Project), 5.400%, 1/01/18

                New York City Industrial Development Agency, Civic
                Facility Revenue Bonds, (USTA National Tennis Center
                Incorporated Project):
   3,500,000      6.500%, 11/15/10                                           11/04 at 102       Aaa    3,881,290
   3,000,000      6.600%, 11/15/11                                           11/04 at 102       Aaa    3,339,690

   5,240,000    Triborough Bridge and Tunnel Authority, Special               1/01 at 102       Aaa    5,732,298
                  Obligation Refunding Bonds, Series 1991B,
                  6.875%, 1/01/15

   3,015,000    Triborough Bridge and Tunnel Authority, Special Obligation    1/02 at 100       Aaa    2,910,681
                  Bonds, Series 1992, 5.500%, 1/01/17
----------------------------------------------------------------------------------------------------------------
                North Carolina -- 1.2%

  10,000,000    North Carolina Eastern Municipal Power Agency, Power          1/07 at 102       Aaa   10,072,800
                  System Revenue Bonds, Refunding Series 1996A,
                  5.700%, 1/01/15
----------------------------------------------------------------------------------------------------------------
                Ohio -- 1.1%

   1,000,000    Board of Education, City School District of Columbus,        12/00 at 102       Aaa    1,113,250
                  Franklin County, Ohio, General Obligation Bonds,
                  Series 1990-A (Unlimited Tax) For School Building
                  Renovation and Improvement, 7.000%, 12/01/11
                  (Pre-refunded to 12/01/00)

   2,500,000    Dublin City School District, Franklin, Delaware and          12/02 at 102       Aaa    2,647,075
                  Union Counties, Ohio, Various Purpose School Building
                  Construction and Improvement Bonds (General
                  Obligation -- Unlimited Tax), 6.200%, 12/01/19

   5,000,000    County of Montgomery, Ohio, Hospital Facilities Revenue       4/06 at 102       Aaa    4,959,300
                  Refunding and Improvement Bonds, Series 1996
                  (Kettering Medical Center), 5.625%, 4/01/16
----------------------------------------------------------------------------------------------------------------
                Oklahoma -- 2.0%

   5,000,000    Oklahoma Industries Authority, Health System Revenue          8/05 at 102       Aaa    5,375,550
                  Bonds (Obligated Group consisting of Baptist Medical
                  Center of Oklahoma, Inc., South Oklahoma City
                  Hospital Corporation and Baptist Rural Health System,
                  Inc.), Series 1995C, Fixed Rate Bonds, 6.250%, 8/15/12

                                                                                    Nuveen Municipal Bond Funds
                                                                                February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                  Provisions*  Ratings**        Value
------------------------------------------------------------------------------------------------------------------
                Oklahoma -- continued

 $   295,000    Muskogee County Home Finance Authority (Oklahoma)            6/00 at 102        Aaa   $    311,007
                  Single Family Mortgage Revenue Refunding Bonds,
                  Series 1990A, 7.600%, 12/01/10

  10,525,000    Tulsa Metropolitan Utility Authority, (Tulsa, Oklahoma),     9/05 at 102        Aaa     10,669,929
                  Utility Revenue Bonds, Series 1995, 5.750%, 9/01/19
------------------------------------------------------------------------------------------------------------------
                Pennsylvania -- 1.1%

   3,000,000    North Penn Water Authority (Montgomery County,               1/04 at 101        Aaa      3,481,020
                  Pennsylvania), Water Revenue Bonds, Series of 1994,
                  7.000%, 11/01/24 (Pre-refunded to 11/01/04)

   3,900,000    The Philadelphia Municipal Authority, Philadelphia,          1/01 at 102        Aaa      4,414,761
                  Pennsylvania, Justice Lease Revenue Bonds, 1991
                  Series B, 7.125%, 11/15/18 (Pre-refunded to 11/15/01)

   1,000,000    Washington County Hospital Authority (Pennsylvania),         7/00 at 102        Aaa      1,093,460
                  Hospital Revenue Refunding Bonds, Series A of 1990
                  (The Washington Hospital Project), 7.150%, 7/01/17
------------------------------------------------------------------------------------------------------------------
                Rhode Island -- 1.4%

   2,250,000    Rhode Island Depositors Economic Corporation,                8/02 at 102        Aaa      2,513,138
                  Special Obligation Bonds, 1992 Series A, 6.625%,
                  8/01/19 (Pre-refunded to 8/01/02)

   4,000,000    City of Cranston, Rhode Island, General Obligation            at 101 1/2        Aaa      4,477,040
                  Bonds, 7.200%, 7/15/11 (Pre-refunded to 7/15/01)

   3,130,000    Kent County Water Authority (Rhode Island), General          7/04 at 102        Aaa      3,381,902
                  Revenue Bonds, 1994 Series A, 6.350%, 7/15/14

   1,000,000    Providence Housing Development Corporation,                  7/04 at 102        Aaa      1,055,380
                  Mortgage Revenue Refunding Bonds, Series 1994A
                  (FHA Insured Mortgage Loan -- Barbara Jordan
                  Apartments Project) (Providence, Rhode Island),
                  6.650%, 7/01/15
------------------------------------------------------------------------------------------------------------------
                South Carolina -- 3.6%

   1,000,000    City of Aiken, South Carolina, Water and Sewer               1/00 at 102        Aaa      1,087,750
                  System Revenue Refunding and Capital Improvement
                  Bonds, Series 1990, 7.250%, 1/01/14

   8,490,000    The School District of Berkeley County, South Carolina,      2/06 at 101        Aaa      8,140,806
                  Berkeley School Facilities Group, Inc., Certificates of
                  Participation, Series 1995, 5.250%, 2/01/16


                          PORTFOLIO OF INVESTMENTS
                          INSURED MUNICIPAL BOND -- CONTINUED

   PRINCIPAL                                                                OPTIONAL CALL                 MARKET
      AMOUNT    DESCRIPTION                                                   PROVISIONS* RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA -- CONTINUED
                Charleston County, South Carolina, Charleston Public
                Facilities Corporation, Certificates of Participation,
                Series 1994B:
$1,430,000        6.875%, 6/01/14 (Pre-refunded to 6/01/04)                   6/04 at 102       Aaa   $1,651,178
    70,000        6.875%, 6/01/14                                             6/04 at 102       Aaa       78,400
 2,385,000        7.000%, 6/01/19 (Pre-refunded to 6/01/04)                   6/04 at 102       Aaa    2,771,322
   115,000        7.000%, 6/01/19                                             6/04 at 102       Aaa      129,589
 5,600,000      Charleston County, South Carolina, Charleston Public          6/05 at 101       Aaa    5,429,872
                  Facilities Corporation, Certificates of Participation,
                  Series 1995, 5.500%, 12/01/20
 5,435,000      Greenville Memorial Auditorium District, Public Facilities    3/06 at 102       Aaa    5,431,359
                  Corporation, Greenville Memorial Auditorium District,
                  Taxable Certificates of Participation (Bi-Lo Center
                  Project), Series 1996C, 5.750%, 3/01/22
 2,000,000      City of Rock Hill, South Carolina, Combined Utility System    1/00 at 102       Aaa    2,184,200
                  Revenue Bonds, Series 1990, 7.000%, 1/01/20
                  (Pre-refunded to 1/01/00)
 2,000,000      City of Rock Hill, South Carolina, Combined Utility           1/01 at 102       Aaa    2,118,940
                  System Revenue Bonds, Series 1991,
                  6.375%, 1/01/15
----------------------------------------------------------------------------------------------------------------
                SOUTH  DAKOTA -- 0.1%
 1,000,000      South Dakota Health and Educational Facilities Authority,     7/00 at 102       Aaa    1,108,350
                  Revenue Bonds, Series 1990 (McKennan Hospital Issue),
                  7.250%, 7/01/15 (Pre-refunded to 7/01/00)
----------------------------------------------------------------------------------------------------------------
                TEXAS -- 3.4%
 6,080,000      Texas Health Facilities Development Corporation,              8/03 at 102       Aaa    6,416,650
                  Hospital Revenue Bonds (All Saints Episcopal
                  Hospitals of Fort Worth Project), Series 1993B,
                  6.250%, 8/15/22
 3,000,000      Bexar County (Texas), Health Facilities Development           8/04 at 102       Aaa    3,328,410
                  Corporation, Hospital Revenue Bonds (Baptist
                  Memorial Hospital System Project), Series 1994,
                  6.750%, 8/15/19
 5,000,000      Bexar Metropolitan Water District, Waterworks System          5/15 at 100       Aaa    4,823,150
                  Revenue Bonds, Series 1994, 5.000%, 5/01/19
                  (Pre-refunded to 5/01/15)
 4,575,000      Harris County, Texas, Toll Road Senior Lien Revenue           8/02 at 102       Aaa    5,100,851
                  Refunding Bonds, Series 1992A, 6.500%, 8/15/17
                  (Pre-refunded to 8/15/02)


                                                                                     Nuveen Municipal Bond Funds
                                                                                 February 28, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
-----------------------------------------------------------------------------------------------------------------
                Texas -- continued

  $1,000,000    Harris County Hospital District Refunding Revenue            No Opt. Call       Aaa   $1,199,060
                  Bonds, Texas, Series 1990, 7.400%, 2/15/10

     500,000    City of Houston, Texas, Senior Lien Hotel Occupancy Tax       7/01 at 100       Aaa      551,765
                  and Parking Facilities, Weekly Adjustable/Fixed Rate
                  Revenue Bonds, Series 1985, Custodial Receipts,
                  Series A, 7.000%, 7/01/15 (Pre-refunded to 7/01/01)

     825,000    Lower Colorado River Authority, Priority Refunding            1/01 at 102       Aaa      905,792
                  Revenue Bonds, Series 1991, Series B, 7.000%, 1/01/11

   5,000,000    Tarrant County Health Facilities Development Corporation,    No Opt. Call       Aaa    5,280,000
                  Hospital Revenue Refunding and Improvement Bonds
                  (Fort Worth Osteopathic Hospital, Inc. Project)
                  Series 1993, 6.000%, 5/15/21
-----------------------------------------------------------------------------------------------------------------
                Utah -- 1.5%

   8,055,000    State of Utah, State Building Ownership Authority, Lease     11/05 at 100       Aaa    7,971,470
                  Revenue Bonds (State Facilities Master Lease Program),
                  Series 1995A, 5.750%, 5/15/18

     220,000    Utah Housing Finance Agency, Single Family Mortgage           1/09 at 100        AA      229,403
                  Senior Bonds, 1988 Issue C (Federally Insured or
                  Guaranteed Mortgage Loans), 8.375%, 7/01/19

   3,500,000    White City Water Improvement District, Salt Lake              2/05 at 100       Aaa    3,842,160
                  County, Utah, General Obligation Water Bonds,
                  Series 1995, 6.600%, 2/01/25
-----------------------------------------------------------------------------------------------------------------
                Virginia -- 1.1%

   5,000,000    Industrial Development Authority of the City of               6/07 at 102       Aaa    4,774,850
                  Fredericksburg, Virginia, Hospital Facilities
                  Revenue Refunding Bonds, (MediCorp Health
                  System Obligated Group), Series 1996, 5.250%, 6/15/16

   3,000,000    Industrial Development Authority of Loudoun County,           6/05 at 102       Aaa    2,993,400
                  Virginia, Hospital Revenue Bonds (Loudoun Hospital
                  Center), Series 1995, 5.800%, 6/01/26

   1,050,000    County of Roanoke, Virginia, Water System Revenue             7/01 at 100       Aaa    1,116,738
                  Bonds, Series 1991, 6.000%, 7/01/31
                  (Pre-refunded to 7/01/01)
-----------------------------------------------------------------------------------------------------------------
                Washington -- 3.0%

   5,000,000    Washington Public Power Supply System, Nuclear               No Opt. Call       Aaa    5,158,800
                  Project No. 2 Refunding Revenue Bonds,
                  Series 1993B, 5.400%, 7/01/05

                Portfolio of Investments
                Insured Municipal Bond -- continued

   Principal                                                                Optional Call                   Market
      Amount    Description                                                   Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------
                Washington -- continued

$  2,500,000    Washington Public Power Supply System, Nuclear                7/99 at 102         Aaa  $ 2,722,650
                  Project No. 3 Refunding Revenue Bonds, Series
                  1989A, 7.250%, 7/01/16 (Pre-refunded to 7/01/99)

   1,500,000    City of Marysville, Washington, Water and Sewer              12/03 at 100         Aaa    1,711,140
                  Revenue Bonds, Series 1991, 7.000%, 12/01/11
                  (Pre-refunded to 12/01/03)

  13,210,000    Public Utility District No. 1 of Snohomish County,            1/03 at 100         Aaa   12,510,927
                  Washington, Generation System Revenue Bonds,
                  Series 1993, 5.500%, 1/01/20

   2,000,000    Bellingham School District No. 501, Whatcom                  12/04 at 100         Aaa    2,095,880
                  County, Washington, Unlimited Tax General
                  Obligation Bonds, Series 1994, 6.125%, 12/01/13
------------------------------------------------------------------------------------------------------------------
                West Virginia -- 0.1%

   1,000,000    School Building Authority of West Virginia, Capital           7/00 at 102         Aaa    1,109,670
                  Improvement Revenue Bonds, Series 1990A, 7.250%,
                  7/01/15 (Pre-refunded to 7/01/00)
------------------------------------------------------------------------------------------------------------------
                Wisconsin -- 2.7%

   7,020,000    Wisconsin Health and Educational Facilities Authority,        2/03 at 102         Aaa    7,156,960
                  Revenue Bonds, (Sisters of the Sorrowful Mother --
                  Ministry Corporation), Series 1993A, 6.125%, 8/15/22

  10,410,000    Wisconsin Health and Educational Facilities Authority,        2/07 at 102         Aaa   10,099,260
                   Revenue Bonds, (Sisters of the Sorrowful Mother --
                   Ministry Corporation), Series 1997A,
                   5.700%, 8/15/26 (WI)

   1,000,000    Wisconsin Municipal Insurance Commission, Revenue             4/97 at 102         Aaa    1,024,480
                  Bonds, Series 1987, 8.700%, 4/01/07

   2,000,000    City of Superior, Wisconsin, Limited Obligation              No Opt. Call         Aaa    2,360,120
                  Refunding Revenue Bonds (Midwest Energy Resources
                  Company Project) Series E-1991,
                  6.900%, 8/01/21

   1,000,000    School District of Three Lakes, Forest and Oneida             4/03 at 100         Aaa    1,116,130
                  Counties, Wisconsin, General Obligation Refunding
                  Bonds, 6.750%, 4/01/12 (Pre-refunded to 4/01/03)
------------------------------------------------------------------------------------------------------------------
                Wyoming -- 0.3%

   2,000,000    The Trustees of the University of Wyoming, Facilities         6/00 at 101         Aaa    2,165,800
                  Revenue Bonds, Series 1991, 7.100%, 6/01/10

                                                                                              Nuveen Municipal Bond Funds
                                                                                          February 28, 1997 Annual Report

   Principal                                                                Optional Call                          Market
    Amount      Description                                                  Provisions*     Ratings**              Value
-------------------------------------------------------------------------------------------------------------------------
                Puerto Rico -- 0.5%
$  3,750,000    Commonwealth of Puerto Rico, Public Improvement           7/02 at 101 1/2          Aaa      $   4,198,650
                  Bonds of 1992 (General Obligation Bonds),
                  6.600%, 7/01/13 (Pre-refunded to 7/01/02)
-------------------------------------------------------------------------------------------------------------------------
$791,155,000    Total Investments -- (cost $762,816,240) -- 100.6%                                            811,447,623
============-------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities -- 0.9%

   3,050,000    California Health Facilities Authority, Variable Rate                           VMIG-1          3,050,000
                  Revenue Bonds, (St. Joseph Health System), Series
                  1991B, Variable Rate Demand Bonds, 3.350%, 7/01/09+

   1,500,000    Gulf Coast Waste Disposal Authority, Pollution Control                          VMIG-1          1,500,000
                  Revenue Refunding (Amoco Oil Company Project),
                  Series 1992, Variable Rate Demand Bonds,
                  3.450%, 10/01/17+

   1,200,000    Irvine Ranch Water District, Variable Rate Demand Bonds,                        VMIG-1          1,200,000
                  Consolidated Refunding Bonds, Series A, 3.250%, 5/01/09+

   1,100,000    The Commonwealth of Massachusetts, Dedicated Income                             VMIG-1          1,100,000
                  Tax Bonds, Fiscal Recovery Loan Act of 1990, Series B,
                  Variable Rate Demand Bonds, 3.400%, 12/01/97

     600,000    Minneapolis/St. Paul Housing and Redevelopment                                   SP-1+            600,000
                  Authority, Health Care (Children's Health Care), Series
                  1995, Variable Rate Demand Bonds, 3.450%, 8/15/25+
-------------------------------------------------------------------------------------------------------------------------
$  7,450,000    Total Temporary Investments -- 0.9%                                                             7,450,000
============-------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- (1.5) %                                                      (12,366,596)
                ---------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                           $806,531,027
                =========================================================================================================

                ====

Portfolio of Investments
Insured Municipal Bond--continued

Summary of Ratings**--Portfolio of Investments (excluding temporary investments):

                Standard                            Number of         Market      Market
                & Poor's                  Moody's  Securities          Value     Percent
----------------------------------------------------------------------------------------
                     AAA                      Aaa         193   $801,218,070         98%
             AA+, AA, AA-       Aa1, Aa, Aa2, Aa3           2      5,268,703          1
          BBB+, BBB, BBB-   Baa1, Baa, Baa2, Baa3           1      4,960,850          1
----------------------------------------------------------------------------------------
Total                                                     196   $811,447,623        100%
========================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

(WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

     ====
     48

             STATEMENT OF NET ASSETS                Nuveen Municipal Bond Funds
             FEBRUARY 28, 1997                  February 28, 1997 Annual Report

                                                                        INSURED
                                                MUNICIPAL BOND   MUNICIPAL BOND
-------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market
  value (note 1)                                $2,885,058,766     $811,447,623
Temporary investments in short-term municipal
  securities, at amortized cost (note 1)             5,800,000        7,450,000
Cash                                                    55,365          470,129
Receivables:
  Interest                                          39,083,073       10,971,677
  Shares sold                                          282,772          317,250
  Investments sold                                   1,327,284                -
Other assets                                            35,859           12,594
-------------------------------------------------------------------------------
    Total assets                                 2,931,643,119      830,669,273
-------------------------------------------------------------------------------
LIABILITIES
Payables:
  Investments purchased                             28,500,000       21,382,672
  Shares redeemed                                      618,073           15,888
Accrued expenses:
  Management fees (note 6)                           1,004,011          295,678
  Other                                                225,996          133,492
Dividends payable                                    9,796,163        2,310,516
-------------------------------------------------------------------------------
    Total liabilities                               40,144,243       24,138,246
-------------------------------------------------------------------------------
Net assets (note 7)                             $2,891,498,876     $806,531,027
===============================================================================
CLASS A SHARES (NOTE 1)
Net assets                                      $   68,203,870     $ 68,268,242
Shares outstanding                                   7,383,141        6,308,717
Net asset value and redemption price per
  share                                         $         9.24     $      10.82
Offering price per share (net asset value
  per share plus maximum sales charge of
  4.20% of offering price)                      $         9.65     $      11.29
===============================================================================
CLASS B SHARES (NOTE 1)
Net assets                                      $       42,771     $    227,832
Shares outstanding                                       4,630           21,053
Net asset value, offering and redemption
  price per share                               $         9.24     $      10.82
===============================================================================
CLASS C SHARES (NOTE 1)
Net assets                                      $    5,038,642     $  5,447,986
Shares outstanding                                     545,784          508,252
Net asset value, offering and redemption price
  per share                                     $         9.23     $      10.72
===============================================================================
CLASS R SHARES (NOTE 1)
Net assets                                      $2,818,213,593     $732,586,967
Shares outstanding                                 304,966,867       67,973,943
Net asset value, offering and redemption price
  per share                                     $         9.24     $      10.78
===============================================================================

                49               See accompanying notes to financial statements.

             Statement of Operations
             Year ended February 28, 1997

                                                                                           Insured
                                                                  Municipal Bond    Municipal Bond
--------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                 $170,495,195       $47,345,542
--------------------------------------------------------------------------------------------------
Expenses
  Management fees (note 6)                                            12,969,912         3,795,515
  12b-1 service fees -- Class A (notes 1 and 6)                          133,192           140,125
  12b-1 distribution and service fees -- Class B (notes 1 and 6)              16               141
  12b-1 distribution and service fees -- Class C (notes 1 and 6)          32,590            51,506
  Shareholders' servicing agent fees and expenses                      2,262,180           710,003
  Custodian's fees and expenses                                          346,413           135,049
  Trustees' fees and expenses (note 6)                                    39,906            11,034
  Professional fees                                                      118,365            32,377
  Shareholders' reports -- printing and mailing expenses                 367,875           160,896
  Federal and state registration fees                                     78,234            97,491
  Portfolio insurance expense                                                  -            16,767
  Other expenses                                                         164,015            51,618
--------------------------------------------------------------------------------------------------
Total expenses                                                        16,512,698         5,202,522
--------------------------------------------------------------------------------------------------
Net investment income                                                153,982,497        42,143,020
--------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments

Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                     13,454,600        (1,089,131)
Net change in unrealized appreciation or depreciation
  of investments                                                     (11,748,742)       (7,672,084)
--------------------------------------------------------------------------------------------------
    Net gain (loss) from investments                                   1,705,858        (8,761,215)
--------------------------------------------------------------------------------------------------
  Net increase in net assets from operations                        $155,688,355       $33,381,805
==================================================================================================

                See accompanying notes to financial statements.

Statement of Changes in Net Assets                   Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report


                                                                                                    Municipal Bond
                                                                                        --------------------------------------
                                                                                        Year ended 2/28/97  Year ended 2/29/96
------------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                                      $  153,982,497      $  156,911,846
 Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                                              13,454,600          10,618,706
 Net change in unrealized appreciation or depreciation
   of investments                                                                              (11,748,742)         84,862,109
------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets from operations                                                    155,688,355         252,392,661
------------------------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders (note 1)
 From undistributed net investment income:
   Class A                                                                                      (2,735,302)           (707,943)
   Class B                                                                                             (45)                N/A
   Class C                                                                                        (146,481)            (30,677)
   Class R                                                                                    (151,041,117)       (157,137,272)
 From accumulated net realized gains from
   investment transactions:
   Class A                                                                                        (304,876)            (63,661)
   Class B                                                                                               -                 N/A
   Class C                                                                                         (19,401)             (3,523)
   Class R                                                                                     (13,873,562)         (8,354,729)
------------------------------------------------------------------------------------------------------------------------------
 Decrease in net assets from distributions to shareholders                                    (168,120,784)       (166,297,805)
------------------------------------------------------------------------------------------------------------------------------
 Fund Share Transactions (note 2)
 Net proceeds from sale of shares                                                              288,845,641         492,450,182
 Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                                                        133,505,722         124,215,111
------------------------------------------------------------------------------------------------------------------------------
                                                                                               422,351,363         616,665,293
------------------------------------------------------------------------------------------------------------------------------
 Cost of shares redeemed                                                                      (436,065,365)       (526,292,941)
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   from Fund share transactions                                                                (13,714,002)         90,372,352
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                                         (26,146,431)        176,467,208
 Net assets at the beginning of year                                                         2,917,645,307       2,741,178,099
------------------------------------------------------------------------------------------------------------------------------
 Net assets at the end of year                                                              $2,891,498,876      $2,917,645,307
==============================================================================================================================
 Balance of undistributed net investment income at end of year                              $    1,229,149      $    1,169,597
==============================================================================================================================
  N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.

                                 See accompanying notes to financial statements.

                                                                                  Insured Municipal Bond
                                                                         ----------------------------------------
                                                                         Year ended 2/28/97    Year ended 2/29/96
-----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  42,143,020         $  41,913,841
Net realized gain (loss) from investment transactions (notes 1 and 4)            (1,089,131)            4,402,500
Net change in unrealized appreciation or depreciation of investments             (7,672,084)           36,885,934
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       33,381,805            83,202,275
-----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
    Class A                                                                      (2,881,559)           (1,614,782)
    Class B                                                                            (832)                  N/A
    Class C                                                                        (224,876)             (192,149)
    Class R                                                                     (38,675,228)          (40,071,660)
From accumulated net realized gains from investment transactions:
    Class A                                                                        (211,577)                   --
    Class B                                                                              --                   N/A
    Class C                                                                         (17,777)                   --
    Class R                                                                      (2,484,412)                   --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (44,496,261)          (41,878,591)
-----------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                                 84,624,586           258,736,089
Net proceeds from shares issued to shareholders due to reinvestment
  of distributions                                                               29,865,624            27,690,501
-----------------------------------------------------------------------------------------------------------------
                                                                                114,490,210           286,426,590
-----------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                        (110,894,714)         (268,478,494)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                3,595,496            17,948,096
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            (7,518,960)           59,271,780
Net assets at the beginning of year                                             814,049,987           754,778,207
-----------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $ 806,531,027         $ 814,049,987
=================================================================================================================
Balance of undistributed net investment income at end of year                 $     585,565         $     225,040
=================================================================================================================
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.


                                 See accompanying notes to financial statements.
52

Notes to Financial Statements                        Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report


1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Municipal Bond Fund ("Municipal Bond") and the Nuveen Insured Municipal Bond Fund ("Insured Municipal Bond") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December, 1996.

After the close of business on January 31, 1997, Municipal Bond and Insured Municipal Bond were reorganized into the Trust. Prior to the reorganization, Municipal Bond was a Massachusetts Business Trust and Insured Municipal Bond (formerly Nuveen Insured Municipal Bond Fund) was a series of the Nuveen Insured Tax-Free Bond Fund, Inc., each an open-end diversified management investment company. As part of this reorganization and subsequent to this reporting period, the Funds will change their fiscal year ends from February 28 to April 30.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.


Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.


Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At February 28, 1997, Municipal Bond and Insured Municipal Bond had outstanding purchase commitments of $28,500,000 and $21,382,672, respectively.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.


Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.


Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the fiscal year ended February 28, 1997, have been designated Exempt Interest Dividends.


Insurance

Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities coverd by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the price used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy

                                                     Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report


of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.


Flexible Sales Charge Program

Each Fund of the Trust offers Class A, Class B, Class C and Class R Shares. Class A Shares incur a sales charge on purchases and an annual 12b-1 service fee. Class B Shares, which were first offered for sale on February 1, 1997, are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge on purchases, but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge on purchases or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.


Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 1997.


Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                     Municipal Bond
-----------------------------------------------------------------------------------------------------------
                                                     Year ended                        Year ended
                                                       2/28/97                           2/29/96
                                             --------------------------------------------------------------
                                                 Shares           Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                     7,913,532    $  72,392,333       10,085,967     $  93,033,904
  Class B                                         4,630           43,000              N/A               N/A
  Class C                                       379,075        3,482,943          208,938         1,925,249
  Class R                                    23,272,855      212,927,365       43,438,989       397,491,029
Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                       222,308        2,045,959           48,593           453,018
  Class B                                            --               --              N/A               N/A
  Class C                                        13,729          126,401            2,138            19,887
  Class R                                    14,285,524      131,333,362       13,470,516       123,742,206
-----------------------------------------------------------------------------------------------------------
                                             46,091,653      422,351,363       67,255,141       616,665,293
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                    (4,751,496)     (43,639,384)      (6,135,763)      (56,994,434)
  Class B                                            --               --              N/A               N/A
  Class C                                       (53,764)        (496,539)          (4,332)          (40,390)
  Class R                                   (42,855,041)    (391,929,442)     (51,218,535)     (469,258,117)
-----------------------------------------------------------------------------------------------------------
                                            (47,660,301)    (436,065,365)     (57,358,630)     (526,292,941)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,568,648)   $ (13,714,002)       9,896,511     $  90,372,352
===========================================================================================================

N/A - The Funds were not authorized to issue Class B Shares prior to February 1,
      1997.

                                                     Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report

                                                                 Insured Municipal Bond
-----------------------------------------------------------------------------------------------------------
                                                     Year ended                        Year ended
                                                       2/28/97                           2/29/96
                                            ---------------------------------------------------------------
                                                 Shares           Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                     2,993,504    $  32,144,825       10,080,588     $ 108,423,277
  Class B                                        21,053          227,426              N/A               N/A
  Class C                                       169,708        1,808,841          661,711         7,075,313
  Class R                                     4,720,426       50,443,494       13,451,112       143,237,499
Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                       182,510        1,968,382           88,109           951,544
  Class B                                            --             ----              N/A               N/A
  Class C                                        19,086          203,691           15,241           161,275
  Class R                                     2,579,133       27,693,551        2,491,979        26,577,682
-----------------------------------------------------------------------------------------------------------
                                             10,685,420      114,490,210       26,788,740       286,426,590
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                    (1,146,982)     (12,317,662)      (7,244,524)      (78,678,465)
  Class B                                            --               --              N/A               N/A
  Class C                                      (155,088)      (1,641,544)        (588,441)       (6,281,962)
  Class R                                    (9,079,255)     (96,935,508)     (17,181,722)     (183,518,067)
-----------------------------------------------------------------------------------------------------------
                                            (10,381,325)    (110,894,714)     (25,014,687)     (268,478,494)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                         304,095    $   3,595,496        1,774,053     $  17,948,096
===========================================================================================================

N/A - The Funds were not authorized to issue Class B Shares prior to February 1,
      1997.

3. Distributions to Shareholders

On March 7, 1997, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on April 1, 1997, to shareholders of record on March 7, 1997, as follows:

                                                                Insured
                                       Municipal Bond    Municipal Bond
-----------------------------------------------------------------------
Dividend per share:
  Class A                                      $.0390            $.0460
  Class B                                       .0335             .0395
  Class C                                       .0350             .0405
  Class R                                       .0405             .0475
-----------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended February 28, 1997, were as follows:

                                                                Insured
                                       Municipal Bond    Municipal Bond
-----------------------------------------------------------------------
Purchases

Investments in municipal securities      $405,287,241      $287,751,420
Temporary municipal investments           306,980,000       184,950,000

Sales

Investments in municipal securities       354,075,549       274,961,127
Temporary municipal investments           332,780,000       181,500,000
-----------------------------------------------------------------------

At February 28, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 28, 1997, Insured Municipal Bond had an unused capital loss carryover of $1,108,404 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryover will expire in the year 2005.

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 1997, were as follows:

                                                                Insured
                                       Municipal Bond    Municipal Bond
-----------------------------------------------------------------------
Gross unrealized:
  appreciation                           $159,647,383       $49,666,040
  depreciation                             (3,813,011)       (1,034,657)
-----------------------------------------------------------------------
Net unrealized appreciation              $155,834,372       $48,631,383
=======================================================================

                                                     Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report


6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:


Average daily net asset value                   Management fee
--------------------------------------------------------------
For the first $125 million                         .5000 of 1%
For the next $125 million                          .4875 of 1
For the next $250 million                          .4750 of 1
For the next $500 million                          .4625 of 1
For the next $1 billion                            .4500 of 1
For net assets over $2 billion                     .4250 of 1
--------------------------------------------------------------

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net assets of Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond, excluding any 12b-1 fees applicable to Class A, Class B and Class C Shares. The adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Distributor collected sales charges of approximately $884,200 and $608,500, for Municipal Bond and Insured Municipal Bond, respectively, on Class A share purchases, of which approximately $741,300 and $525,700, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended February 28, 1997, the Distributor compensated authorized dealers directly with approximately $4,900 for Municipal Bond and $9,800 for Insured Municipal Bond in commission advances on Class B and Class C share sales. Class B and Class C shares purchased are subject to a CDSC if the shares are redeemed within a specified period of purchase. Effective February 1, 1997, any such CDSC is to be retained by the Distributor to compensate for commissions advanced to authorized dealers. During the month ended February 28, 1997, no such CDSC was collected or retained by the Distributor. Also effective February 1, 1997, all 12b-1 service fees collected on Class B shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B shares, and all 12b-1 service and distribution fees on Class C shares during the first year following a purchase are retained by the Distributor to compensate for commissions advanced to authorized dealers. Accordingly, for the one month ended February 28, 1997, the Distributor received and retained all 12b-1 service and distribution fees on Class B and Class C shares. The

12b-1 service and distribution fees on Class C shares received by the Distributor for the eleven months ended January 31, 1997, were substantially all paid to compensate authorized dealers for providing services to shareholders relating to their investments.

7. Composition of Net Assets

At February 28, 1997, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                                             Insured
                                                                    Municipal Bond    Municipal Bond
----------------------------------------------------------------------------------------------------
Capital paid-in                                                       $2,731,262,756    $758,494,506
Balance of undistributed net investment income                             1,229,149         585,565
Accumulated net realized gain (loss) from investment transactions          3,172,599      (1,180,427)
Net unrealized appreciation of investments                               155,834,372      48,631,383
----------------------------------------------------------------------------------------------------
Net assets                                                            $2,891,498,876    $806,531,027
====================================================================================================

8. Investment Composition

Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At February 28, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                             Municipal Bond   Insured Municipal Bond
---------------------------------------------------------------------
Revenue Bonds:
  Health Care Facilities                 18%                      20%
  Electric Utilities                     20                        6
  Housing Facilities                     15                        2
  Lease Rental Facilities                 2                       13
  Water/Sewer Facilities                  9                        8
  Educational Facilities                  1                        7
  Transportation                          6                        4
  Pollution Control                       4                        4
    Other                                 6                        3
General Obligation Bonds                  7                       16
Escrowed Bonds                           12                       17
---------------------------------------------------------------------
                                        100%                     100%
=====================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (33% for Municipal Bond and 100% for Insured Municipal
Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares (see note 1). All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                     Operating Performance           Less Distributions
                                   -------------------------    ---------------------------
                                                         Net
                            Net                 realized and     Dividends                        Net     Total
                          asset                   unrealized     from tax-                      asset    return
                          value           Net    gain (loss)    exempt net    Distributions     value    on net
                      beginning    investment           from    investment     from capital    end of     asset
MUNICIPAL BOND        of period      income++    investments        income            gains    period    value+
---------------------------------------------------------------------------------------------------------------
Class A

Year ended,
    2/28/97              $9.280         $.482         $(.010)       $(.467)          $(.045)   $9.240      5.26%

6/13/95 to 2/29/96        9.150          .340           .141         (.324)           (.027)    9.280      5.33


Class B

2/06/97 to 2/28/97        9.230          .028           .016         (.034)              --     9.240       .47


Class C

Year ended,
    2/28/97               9.260          .417             --         (.402)           (.045)    9.230      4.64

6/13/95 to 2/29/96        9.150          .290           .126         (.279)           (.027)    9.260      4.59


Class R

Year ended,
    2/28/97               9.280          .492           .003         (.490)           (.045)    9.240      5.53
    2/29/96               9.000          .506           .313         (.512)           (.027)    9.280      9.31
    2/28/95               9.280          .515          (.209)        (.511)           (.075)    9.000      3.60
    2/28/94               9.450          .519          (.075)        (.516)           (.098)    9.280      4.79
    2/28/93               9.080          .555           .414         (.544)           (.055)    9.450     11.04

5 months ended,
    2/29/92               9.040          .239           .080         (.239)           (.040)    9.080      3.56

Year ended,
    9/30/91               8.650          .579           .438         (.589)           (.038)    9.040     12.15
    9/30/90               8.730          .596          (.080)        (.596)              --     8.650      6.04
    9/30/89               8.520          .597           .239         (.597)           (.029)    8.730     10.07
    9/30/88               8.020          .596           .536         (.596)           (.036)    8.520     14.50
---------------------------------------------------------------------------------------------------------------

See notes on page 64.

                                                     Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report

                                                         Ratios/Supplemental Data
                      -----------------------------------------------------------------------------------------------
                                                          Ratio of net                      Ratio of net
                                             Ratio of       investment         Ratio of       investment
                                          expenses to        income to      expenses to        income to
                          Net assets      average net      average net      average net      average net    Portfolio
                       end of period    assets before    assets before     assets after     assets after     turnover
                      (in thousands)    reimbursement    reimbursement  reimbursement++  reimbursement++         rate
---------------------------------------------------------------------------------------------------------------------
Class A

Year ended,
    2/28/97               $   68,204              .81%            5.11%             .81%            5.11%          12%

6/13/95 to 2/29/96            37,089              .86*            5.11*             .83*            5.14*          17


Class B

2/06/97 to 2/28/97                43             1.51*            5.23*            1.51*            5.23*          12


Class C

Year ended,
    2/28/97                    5,039             1.54             4.37             1.54             4.37           12

6/13/95 to 2/29/96             1,915             1.64*            4.33*            1.58*            4.39*          17


Class R

Year ended,
    2/28/97                2,818,214              .57             5.35              .57             5.35           12
    2/29/96                2,878,641              .59             5.53              .59             5.53           17
    2/28/95                2,741,178              .59             5.79              .59             5.79           17
    2/28/94                2,700,007              .62             5.49              .62             5.49           15
    2/28/93                2,371,669              .61             5.95              .61             5.95           14

5 months ended,
    2/29/92                1,835,708              .62*            6.24*             .62*            6.24*           6

Year ended,
    9/30/91                1,661,420              .60             6.48              .60             6.48           10
    9/30/90                1,323,623              .62             6.78              .62             6.78            8
    9/30/89                1,119,833              .64             6.85              .64             6.85           12
    9/30/88                  945,361              .65             7.11              .65             7.11            8
---------------------------------------------------------------------------------------------------------------------

                                            Operating Performance           Less Distributions
                                         --------------------------    ---------------------------
                                                                Net
                                  Net                  realized and     Dividends                         Net     Total
                                asset                    unrealized     from tax-                       asset    return
                                value           Net     gain (loss)    exempt net    Distributions      value    on net
                            beginning    investment            from    investment     from capital     end of     asset
INSURED MUNICIPAL BOND      of period      income++     investments        income            gains     period    value+
-----------------------------------------------------------------------------------------------------------------------
Class A

Year ended,
    2/28/97                   $10.970         $.555          $(.128)       $(.539)          $(.038)   $10.820      4.04%
    2/29/96                    10.400          .542            .568         (.540)               -     10.970     10.90

9/6/94 to 2/28/95              10.310          .264            .115         (.273)           (.016)    10.400      3.84


Class B

2/04/97 to 2/28/97             10.800          .035            .025         (.040)              --     10.820       .55


Class C

Year ended,
    2/28/97                    10.850          .464           (.100)        (.456)           (.038)    10.720      3.48
    2/29/96                    10.310          .461            .540         (.461)              --     10.850      9.88

9/7/94 to 2/28/95              10.290          .227            .075         (.266)           (.016)    10.310      3.09


Class R

Year ended,
    2/28/97                    10.920          .570           (.110)        (.562)           (.038)    10.780      4.38
    2/29/96                    10.380          .570            .540         (.570)              --     10.920     10.94
    2/28/95                    10.810          .573           (.407)        (.580)           (.016)    10.380      1.85
    2/28/94                    10.850          .574            .012         (.565)           (.061)    10.810      5.47
    2/28/93                    10.030          .591            .880         (.589)           (.062)    10.850     15.24
    2/29/92                     9.690          .612            .425         (.617)           (.080)    10.030     11.03
    2/28/91                     9.520          .617            .198         (.611)           (.034)     9.690      8.94
    2/28/90                     9.350          .627            .262         (.630)           (.089)     9.520      9.73
    2/28/89                     9.300          .629            .050         (.629)              --      9.350      7.63
    2/29/88                     9.790          .637           (.490)        (.637)              --      9.300      2.00
-----------------------------------------------------------------------------------------------------------------------

*  Annualized.

+ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable sales charge on purchases. The total returns shown for Class B and Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any sales charge on purchases or contingent deferred sales charges.

++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (see note 6 of the Notes to Financial Statements).

                                                     Nuveen Municipal Bond Funds
                                                 February 28, 1997 Annual Report

                                                         Ratios/Supplemental Data
                      ------------------------------------------------------------------------------------------------
                                                          Ratio of net                      Ratio of net
                                             Ratio of       investment         Ratio of       investment
                                          expenses to        income to      expenses to        income to
                          Net assets      average net      average net      average net      average net    Portfolio
                       end of period    assets before    assets before     assets after     assets after     turnover
                      (in thousands)    reimbursement    reimbursement  reimbursement++  reimbursement++         rate
----------------------------------------------------------------------------------------------------------------------
Class A

Year ended,
    2/28/97                 $ 68,268              .87%            5.07%             .87%            5.07%          35%
    2/29/96                   46,943              .92             5.00              .91             5.01           27

9/6/94 to 2/28/95             14,097             1.27*            5.28*            1.00*            5.55*          25


Class B

2/04/97 to 2/28/97               228             1.58*            4.84*            1.58*            4.84*          35


Class C

Year ended,
    2/28/97                    5,448             1.61             4.33             1.61             4.33           35
    2/29/96                    5,151             1.63             4.34             1.63             4.34           27

9/7/94 to 2/28/95              3,979             1.75*            4.83*            1.75*            4.83*          25


Class R

Year ended,
    2/28/97                  732,587              .63             5.31              .63             5.31           35
    2/29/96                  761,936              .63             5.33              .63             5.33           27
    2/28/95                  736,702              .64             5.67              .64             5.67           25
    2/28/94                  745,914              .65             5.21              .65             5.21           11
    2/28/93                  567,232              .72             5.68              .72             5.68           20
    2/29/92                  306,853              .73             6.12              .73             6.12           45
    2/28/91                  178,931              .80             6.45              .80             6.45           53
    2/28/90                  111,806              .83             6.49              .83             6.49           78
    2/28/89                   66,049              .87             6.83              .87             6.83          106
    2/29/88                   41,330              .88             6.65              .60             6.93           88
----------------------------------------------------------------------------------------------------------------------

             Report of Independent Public Accountants


             To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

             We have audited the accompanying statements of net assets of Nuveen Flagship Municipal Trust (comprising the Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund) (a Massachusetts business trust), including the portfolios of investments, as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the period indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Flagship Municipal Trust as of February 28, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.


             ARTHUR ANDERSEN LLP

             Chicago, Illinois
             April 11, 1997

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report


                                         Shareholder Meeting Report
                                         Municipal Bond Fund



                                        A Shares     C Shares     R Shares
----------------------------------------------------------------------------

Directors:
============================================================================
(A)  Bremner         For               4,487,013      225,113  217,202,073
                     Withhold             66,151        3,878    5,367,621
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
(B)  Brown           For               4,487,298      225,113  217,558,038
                     Withhold             65,866        3,878    5,011,656
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
(C)  Dean            For               4,487,298      225,113  217,571,983
                     Withhold             65,866        3,878    4,997,711
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
(D)  Impellizzeri    For               4,486,840      224,967  217,141,615
                     Withhold             66,324        4,024    5,428,079
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
(E)  Rosenheim       For               4,486,996      225,113  217,404,320
                     Withhold             66,168        3,878    5,165,374
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
(F)  Sawers          For               4,487,298      225,113  217,534,374
                     Withhold             65,866        3,878    5,035,320
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
(G)  Schneider       For               4,487,204      225,113  217,220,000
                     Withhold             65,960        3,878    5,349,694
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
(H)  Schwertfeger    For               4,487,298      225,113  217,583,290
                     Withhold             65,866        3,878    4,986,404
                     -------------------------------------------------------
                     Total             4,553,164      228,991  222,569,694
============================================================================
AMT Bonds            For               3,076,025      177,078  189,021,151
                     Against              98,550        3,694   11,675,201
                     Abstain             175,348        5,512   10,959,212
                     -------------------------------------------------------
                     Total             3,349,923      186,284  211,655,564
============================================================================
                     Broker Non Votes  1,203,241       42,707   10,914,130
============================================================================
Investment Grade     For               3,118,540      180,749  194,228,414
                     Against              72,833           24    8,103,310
                     Abstain             158,550        5,511    9,323,840
                     -------------------------------------------------------
                     Total             3,349,923      186,284  211,655,564
============================================================================
                     Broker Non Votes  1,203,241       42,707   10,914,130
                     -------------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

                                        Shareholder Meeting Report
                                        Municipal Bond Fund
                                        continued

                                                  A Shares     C Shares     R Shares
------------------------------------------------------------------------------------
 Illiquid Securities           For               2,964,689      172,661  182,791,221
                               Against             173,596        2,295   16,905,629
                               Abstain             211,638       11,328   11,958,714
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
------------------------------------------------------------------------------------
 Unseasoned Issuers            For               2,952,002      165,755  181,049,119
                               Against             187,134       13,874   17,989,044
                               Abstain             210,787        6,655   12,617,401
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
------------------------------------------------------------------------------------
 Average Maturity              For               3,124,986      177,774  195,312,598
                               Against              47,810        2,998    6,072,642
                               Abstain             177,127        5,512   10,270,324
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
------------------------------------------------------------------------------------
 Temporary Investments         For               3,058,114      172,392  190,989,093
                               Against             114,821        8,381    9,892,061
                               Abstain             176,988        5,511   10,774,410
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
------------------------------------------------------------------------------------
 Single Bank Limits            For               3,054,761      171,271  187,266,702
                               Against              97,698        8,714   12,566,096
                               Abstain             197,464        6,299   11,822,766
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
------------------------------------------------------------------------------------
 Diversification Limit         For               3,083,605      179,177  189,779,304
                               Against              91,926          831   10,659,432
                               Abstain             174,392        6,276   11,216,828
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
------------------------------------------------------------------------------------
 Borrowing                     For               2,993,632      166,953  181,925,183
                               Against             160,368       13,819   17,255,952
                               Abstain             195,923        5,512   12,474,429
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
                               -----------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

                           Shareholder Meeting Report
                           Municipal Bond Fund
                           continued



                                                  A Shares     C Shares     R Shares
------------------------------------------------------------------------------------
 Futures and Options           For               2,972,280      162,868  179,419,391
                               Against             195,995       12,715   20,372,334
                               Abstain             181,648       10,701   11,863,839
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
------------------------------------------------------------------------------------
 Reorganization                For               3,163,683      180,145  195,634,651
                               Against              36,094            -    5,207,700
                               Abstain             150,146        6,139   10,813,213
                               -----------------------------------------------------
                               Total             3,349,923      186,284  211,655,564
------------------------------------------------------------------------------------
                               Broker Non Votes  1,203,241       42,707   10,914,130
                               -----------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report
                           Shareholder Meeting Report
                           Insured Municipal Bond Fund


                                           A Shares   C Shares    R Shares
--------------------------------------------------------------------------
Directors
--------------------------------------------------------------------------
(A)  Bremner          For                 3,745,267    334,354  45,345,064
                      Withhold               29,867          -   1,111,810
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
(B)  Brown            For                 3,747,747    334,354  45,404,074
                      Withhold               27,387          -   1,052,800
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
(C)  Dean             For                 3,747,747    334,354  45,404,275
                      Withhold               27,387          -   1,052,599
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
(D)  Impellizzeri     For                 3,747,710    334,354  45,324,388
                      Withhold               27,424          -   1,132,486
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
(E)  Rosenheim        For                 3,747,710    334,354  45,356,401
                      Withhold               27,424          -   1,100,473
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
(F)  Sawers           For                 3,745,564    334,354  45,395,761
                      Withhold               29,570          -   1,061,113
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
(G)  Schneider        For                 3,745,267    334,354  45,328,346
                      Withhold               29,867          -   1,128,528
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
(H)  Schwertfeger     For                 3,745,267    334,354  45,383,735
                      Withhold               29,867          -   1,073,139
                      ----------------------------------------------------
                      Total               3,775,134    334,354  46,456,874
--------------------------------------------------------------------------
AMT Bonds             For                 2,905,988    268,608  37,586,402
                      Against                95,326      7,218   1,898,185
                      Abstain               117,898      1,493   2,960,243
                      ----------------------------------------------------
                      Total               3,119,212    277,319  42,444,830
--------------------------------------------------------------------------
                      Broker Non Votes      655,922     57,035   4,012,044
--------------------------------------------------------------------------
Investment Grade      For                 2,940,494    275,699  38,391,594
                      Against                59,688        128   1,524,756
                      Abstain               119,030      1,492   2,528,480
                      ----------------------------------------------------
                      Total               3,119,212    277,319  42,444,830
--------------------------------------------------------------------------
                      Broker Non Votes      655,922     57,035   4,012,044
                      ----------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

                           Shareholder Meeting Report
                           Insured Municipal Bond Fund
                           continued

                                                       A Shares       C Shares          R Shares
------------------------------------------------------------------------------------------------
 Illiquid Securities           For                    2,856,396        253,814        36,001,651
                               Against                  111,770         13,895         3,128,665
                               Abstain                  151,046          9,610         3,314,514
                               -----------------------------------------------------------------
                               Total                  3,119,212        277,319        42,444,830
------------------------------------------------------------------------------------------------
                               Broker Non Votes         655,922         57,035         4,012,044
------------------------------------------------------------------------------------------------
 Unseasoned Issuers            For                    2,831,211        261,823        35,551,010
                               Against                  124,574         11,548         3,360,400
                               Abstain                  163,427          3,948         3,533,420
                               -----------------------------------------------------------------
                               Total                  3,119,212        277,319        42,444,830
------------------------------------------------------------------------------------------------
                               Broker Non Votes         655,922         57,035         4,012,044
------------------------------------------------------------------------------------------------
 Average Maturity              For                    2,945,401        266,282        38,629,770
                               Against                   45,200            140         1,031,421
                               Abstain                  128,611         10,897         2,783,639
                               -----------------------------------------------------------------
                               Total                  3,119,212        277,319        42,444,830
------------------------------------------------------------------------------------------------
                               Broker Non Votes         655,922         57,035         4,012,044
------------------------------------------------------------------------------------------------
 Temporary Investments         For                    2,896,578        266,422        37,608,726
                               Against                   82,752              -         1,820,661
                               Abstain                  139,882         10,897         3,015,443
                               -----------------------------------------------------------------
                               Total                  3,119,212        277,319        42,444,830
------------------------------------------------------------------------------------------------
                               Broker Non Votes         655,922         57,035         4,012,044
------------------------------------------------------------------------------------------------
 Single Bank Limits            For                    2,902,203        265,380        36,720,283
                               Against                   65,190          1,042         2,338,219
                               Abstain                  151,819         10,897         3,386,328
                               -----------------------------------------------------------------
                               Total                  3,119,212        277,319        42,444,830
------------------------------------------------------------------------------------------------
                               Broker Non Votes         655,922         57,035         4,012,044
------------------------------------------------------------------------------------------------
 Reorganization                For                    2,944,734        277,039        38,872,486
                               Against                   52,735              -         1,008,698
                               Abstain                  121,743            280         2,563,646
                               -----------------------------------------------------------------
                               Total                  3,119,212        277,319        42,444,830
------------------------------------------------------------------------------------------------
                               Broker Non Votes         655,922         57,035         4,012,044
                               -----------------------------------------------------------------

Shareholder Information

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds/1/

State Funds
Alabama                       Michigan
Arizona                       Missouri
California/2/                 New Jersey/3/
Colorado                      New Mexico
Connecticut                   New York/2/
Florida/3/                    North Carolina
Georgia                       Ohio
Kansas                        Pennsylvania
Kentucky/4/                   South Carolina
Louisiana                     Tennessee
Maryland                      Virginia
Massachusetts/2/              Wisconsin

1. Long-term, insured long-term, intermediate-term and limited-term portfolios.
2. Long-term and insured long-term portfolios.
3. Long-term and intermediate-term portfolios.
4. Long-term and limited-term portfolios.

To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information

Board of Directors
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent
Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217-5330

(800) 621-7227

Legal Counsel
Fried, Frank, Harris, Shriver
 & Jacobson
Washington, D.C.

Public Accountants
Arthur Andersen LLP
Chicago, Illinois

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

Serving Investors for Generations


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More that 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products - including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.